Investment Risks	Sep. 29, 2026
GMO Benchmark-Free Allocation Fund | GMO Benchmark-Free Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors can affect this value, and you may lose money by investing in the Fund.
GMO Benchmark-Free Allocation Fund | GMO Benchmark-Free Allocation Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
GMO Benchmark-Free Allocation Fund | GMO Benchmark-Free Allocation Fund | Management and Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce intended results, including the annualized returns and volatility the Fund is seeking to achieve. Even if the Fund achieves those returns or that volatility over a market cycle, it may experience shorter periods of significantly lower returns or higher volatility, or both. Over the three-year period and the period beginning with the inception of the Fund’s current investment strategy (July 23, 2003), in each case ending December 31, 2025, the Fund’s annualized net return (Class III shares, before taxes) less the Consumer Price Index was 10.23% and 4.87%, respectively. Over the three-year period and the period beginning July 31, 2003, in each case ending December 31, 2025, the Fund’s annualized net standard deviation (calculated using monthly net returns, before taxes) was 7.07% and 7.68%, respectively. See also “Performance” below. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO’s assessment of an investment, including a security’s fundamental fair (or intrinsic) value, is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

GMO Benchmark-Free Allocation Fund | GMO Benchmark-Free Allocation Fund | Market Risk – Equities [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk – Equities – The market price of an equity in the Fund’s portfolio may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline (for example, if GMO’s assessment proves to be incorrect or the market fails to recognize the equity’s intrinsic value). The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

When the Fund writes put options on a stock index, the value of those options will decline when the value of that index declines. The value of an index depends on the value of the equity securities in the index. Also, the Fund’s investment strategy of writing put options on stock indices can be expected to cause that strategy to underperform relative to those indices when the value of those indices rises sharply.

GMO Benchmark-Free Allocation Fund | GMO Benchmark-Free Allocation Fund | Non-U.S. Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, non-U.S. securities issuers often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund is subject to taxation by countries other than the United States, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. The risks above (such as substantial price fluctuations and market instability, illiquidity and lack of regulation) and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of issuers tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or commodities and often are more volatile than the economies of developed countries.

GMO Benchmark-Free Allocation Fund | GMO Benchmark-Free Allocation Fund | Market Risk – Fixed Income [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk – Fixed Income – The market price of a fixed income investment can decline due to market-related factors, including rising interest or inflation rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

GMO Benchmark-Free Allocation Fund | GMO Benchmark-Free Allocation Fund | Derivatives and Short Sales Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, leveraging risk, commodities risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. The Fund typically creates short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. Specifically, the net asset value of the Fund’s shares will be adversely affected if the securities or other assets that are the subject of the Fund’s short exposures appreciate in value. The risk of loss associated with derivatives that provide short investment exposure and short sales of securities is theoretically unlimited.

GMO Benchmark-Free Allocation Fund | GMO Benchmark-Free Allocation Fund | Smaller Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

GMO Benchmark-Free Allocation Fund | GMO Benchmark-Free Allocation Fund | Futures Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Futures Contracts Risk – The loss to the Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund’s net asset value. A liquid market may not exist for any particular futures contract at any particular time, and the Fund may be unable when it wishes to terminate its exposure under that contract. When the Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are subject to the hedge. In addition, the Fund may be unable to recover or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. futures contracts.

GMO Benchmark-Free Allocation Fund | GMO Benchmark-Free Allocation Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment (including a sovereign or quasi-sovereign debt issuer) or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner or at all. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such a failure. Below investment grade investments (commonly referred to as high yield or “junk” bonds) have speculative characteristics and are subject to greater credit risk than other fixed income investments. Negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of below investment grade investments to make principal and interest payments than issuers of investment grade investments. In addition, investments in emerging country sovereign or quasi-sovereign debt are subject to a heightened risk that the issuer responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due, and the Fund may lack recourse against the issuer in the event of a default.

Investments in quasi-sovereign debt also are subject to the risk that the issuer will default independently of its sovereign. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and are subject to substantial risks not normally associated with investments in higher quality securities, including adverse business, financial or economic conditions that lead to their issuers’ payment defaults and insolvency proceedings. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings during which the issuer might not make any interest or other payments, and the Fund may incur additional expenses in its effort to be repaid. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, the Fund may lose a substantial portion or all of its original investment or may be required to accept cash or instruments worth less than its original investment.

GMO Benchmark-Free Allocation Fund | GMO Benchmark-Free Allocation Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.
GMO Benchmark-Free Allocation Fund | GMO Benchmark-Free Allocation Fund | Fund of Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected.

GMO Benchmark-Free Allocation Fund | GMO Benchmark-Free Allocation Fund | Commodities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Commodities Risk – Commodity prices can be extremely volatile, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate significantly in a rapid and unpredictable manner.

GMO Benchmark-Free Allocation Fund | GMO Benchmark-Free Allocation Fund | Event-Driven Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Event-Driven Risk – If the Fund purchases securities in anticipation of a proposed merger, acquisition, exchange offer, tender offer, or other similar transaction and that transaction later appears likely to be delayed or unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of event-driven strategies (such as merger arbitrage) typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. Event-driven strategies are subject to the risk of overall market movements, and the Fund may experience losses even if a transaction is consummated.

GMO Benchmark-Free Allocation Fund | GMO Benchmark-Free Allocation Fund | Illiquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions increase the risk that the Fund or an underlying fund is limited or prevented from selling particular securities or closing derivative positions at desirable prices at a particular time or at all.

GMO Benchmark-Free Allocation Fund | GMO Benchmark-Free Allocation Fund | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leveraging Risk – The use of derivatives, short sales and securities lending can create leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption and the value of the Fund’s assets declines between the time a redemption request is treated as being received by the Fund and the time the Fund liquidates assets to fund that redemption.

GMO Benchmark-Free Allocation Fund | GMO Benchmark-Free Allocation Fund | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract or a clearing member used by the Fund to hold a cleared derivatives contract is unable or unwilling to make timely settlement payments, return the Fund’s collateral or otherwise honor its obligations.

GMO Benchmark-Free Allocation Fund | GMO Benchmark-Free Allocation Fund | Market Disruption and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism, diplomatic tensions, dramatic changes in regulatory and/or foreign policy, cyberattacks, and rapid technological developments such as artificial intelligence) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

GMO Benchmark-Free Allocation Fund | GMO Benchmark-Free Allocation Fund | Market Risk – Asset-Backed Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk – Asset-Backed Securities – The market price of asset-backed securities, like that of other fixed income investments, can decline for a variety of reasons, including increases in interest rates. In addition, the market price can decrease due to a reduction in or decrease in the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, and creditworthiness of any credit-support provider), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive when the Fund purchased the asset-backed security. The liquidity of asset-backed securities (particularly below investment grade asset-backed securities) may change over time. During periods of deteriorating economic conditions, such as recessions, or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, for asset-backed securities whose underlying assets consist of loans, sales contracts, receivables and other obligations.

GMO Benchmark-Free Allocation Fund | GMO Benchmark-Free Allocation Fund | Focused Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Focused Investment Risk – Investments in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.

GMO Benchmark-Free Allocation Fund | GMO Benchmark-Free Allocation Fund | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large Transactions Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by (or caused by) that shareholder or group will require the Fund to sell investments at disadvantageous prices, disrupt the Fund’s operations, lead to temporary overexposure to the Fund’s intended investment program or force the Fund’s liquidation. The Fund also may be subject to these effects when a number of shareholders collectively redeem or sell a large amount of Fund shares.

GMO Benchmark-Free Allocation Fund | GMO Benchmark-Free Allocation Fund | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Value Investing Risk – Issuers whose securities GMO believes are undervalued may not realize their business potential, may never be recognized by the market as being undervalued and/or may be appropriately priced notwithstanding GMO’s assessment. These and other factors may cause the price of value stocks to decline, resulting in losses to the Fund.

GMO Benchmark-Free Allocation Fund | GMO Benchmark-Free Allocation Fund | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Risks – The Fund’s ETF Class operates as an ETF and, as a result of this structure, ETF Class shares are exposed to the following risks:

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Costs of Buying or Selling Shares Risk.   Due to the costs of buying or selling the Fund’s ETF Class shares, including brokerage commissions imposed by brokers and the variance in bid-ask spreads, frequent trading of ETF Class shares may significantly reduce investment results and an investment in ETF Class shares may not be advisable for investors who anticipate regularly making small investments.

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Limited Authorized Participants, Market Makers and Liquidity Providers Risk.   Because the Fund’s ETF Class operates as an ETF, typically only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares ETF Class shares directly from the Fund. Retail investors cannot transact in ETF Class shares directly with the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in ETF Class shares, there may be demand for ETF Class shares, thereby increasing the market price above net asset value (“NAV”), or lack of demand, which may decrease the market price below NAV, or in stressed market conditions, the market for ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. As a result of these considerations, ETF Class shares may trade at a material premium or discount to their NAV or these factors may, in turn, lead to wider spreads between the bid and ask price of ETF Class shares. In addition, the ETF Class shares may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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Trading Risk.   The Fund’s ETF Class shares may trade on the NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. In stressed market conditions, the market for ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may increase the variance between the market price of the ETF Class shares and the value of the Fund’s underlying holdings attributable to ETF Class shares. This can be reflected as a spread between the bid and ask prices for the ETF Class shares quoted during the day or a premium or discount in the closing price from their NAV. In addition, although the Fund’s ETF Class shares are currently listed on the Exchange, there can be no assurance that an active trading market for ETF Class shares will develop or be maintained. Trading in ETF Class shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in ETF Class shares of the Fund inadvisable.

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Cash Transactions Risk.   The Fund may effect some of its creations and redemptions of ETF Class shares for cash, rather than in-kind securities. As a result, the Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize ordinary income, or a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause the Fund’s ETF Class shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to their NAV. In effecting creations and redemptions in ETF Class shares in exchange for cash, the Fund may incur certain costs, including brokerage costs in connection with investing cash received and may recognize capital gains in connection with cash redemptions, unlike an ETF that effects creations and redemptions only in-kind. In addition, costs could be imposed on the Fund which would have the effect of decreasing the Fund’s NAV to the extent the costs are not offset by a transaction fee payable by an Authorized Participant.

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National Closed Market Trading Risk.   To the extent that the underlying securities or other instruments held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s ETF Class shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s underlying securities or other instruments trade on that closed foreign market or when the foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the NAV of the Fund’s ETF Class shares that may be greater than those experienced by other ETFs.

GMO Global Asset Allocation Fund | GMO Global Asset Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors can affect this value, and you may lose money by investing in the Fund.
GMO Global Asset Allocation Fund | GMO Global Asset Allocation Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
GMO Global Asset Allocation Fund | GMO Global Asset Allocation Fund | Management and Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce intended results. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO’s assessment of an investment, including a security’s fundamental fair (or intrinsic) value, is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

GMO Global Asset Allocation Fund | GMO Global Asset Allocation Fund | Market Risk – Equities [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk – Equities – The market price of an equity in the Fund’s portfolio may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline (for example, if GMO’s assessment proves to be incorrect or the market fails to recognize the equity’s intrinsic value). The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares. When the Fund writes put options on a stock index, the value of those options will decline when the value of that index declines. The value of an index depends on the value of the equity securities in the index. Also, the Fund’s investment strategy of writing put options on stock indices can be expected to cause that strategy to underperform relative to those indices when the value of those indices rises sharply.

GMO Global Asset Allocation Fund | GMO Global Asset Allocation Fund | Non-U.S. Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, non-U.S. securities issuers often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund is subject to taxation by countries other than the United States, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. The risks above (such as substantial price fluctuations and market instability, illiquidity and lack of regulation) and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of issuers tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or commodities and often are more volatile than the economies of developed countries.

GMO Global Asset Allocation Fund | GMO Global Asset Allocation Fund | Market Risk – Fixed Income [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk – Fixed Income – The market price of a fixed income investment can decline due to market-related factors, including rising interest or inflation rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

GMO Global Asset Allocation Fund | GMO Global Asset Allocation Fund | Derivatives and Short Sales Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, leveraging risk, commodities risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. The Fund typically creates short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. Specifically, the net asset value of the Fund’s shares will be adversely affected if the securities or other assets that are the subject of the Fund’s short exposures appreciate in value. The risk of loss associated with derivatives that provide short investment exposure and short sales of securities is theoretically unlimited.

GMO Global Asset Allocation Fund | GMO Global Asset Allocation Fund | Smaller Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

GMO Global Asset Allocation Fund | GMO Global Asset Allocation Fund | Futures Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Futures Contracts Risk – The loss to the Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund’s net asset value. A liquid market may not exist for any particular futures contract at any particular time, and the Fund may be unable when it wishes to terminate its exposure under that contract. When the Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are subject to the hedge. In addition, the Fund may be unable to recover or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. futures contracts.

GMO Global Asset Allocation Fund | GMO Global Asset Allocation Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment (including a sovereign or quasi-sovereign debt issuer) or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner or at all. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such a failure. Below investment grade investments (commonly referred to as high yield or “junk” bonds) have speculative characteristics and are subject to greater credit risk than other fixed income investments. Negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of below investment grade investments to make principal and interest payments than issuers of investment grade investments. In addition, investments in emerging country sovereign or quasi-sovereign debt are subject to a heightened risk that the issuer responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due, and the Fund may lack recourse against the issuer in the event of a default. Investments in quasi-sovereign debt also are subject to the risk that the issuer will default independently of its sovereign. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and are subject to substantial risks not normally associated with investments in higher quality securities, including adverse business, financial or economic conditions that lead to their issuers’ payment defaults and insolvency proceedings. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings during which the issuer might not make any interest or other payments, and the Fund may incur additional expenses in its effort to be repaid. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, the Fund may lose a substantial portion or all of its original investment or may be required to accept cash or instruments worth less than its original investment.

GMO Global Asset Allocation Fund | GMO Global Asset Allocation Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.
GMO Global Asset Allocation Fund | GMO Global Asset Allocation Fund | Fund of Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

GMO Global Asset Allocation Fund | GMO Global Asset Allocation Fund | Commodities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Commodities Risk – Commodity prices can be extremely volatile, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate significantly in a rapid and unpredictable manner.

GMO Global Asset Allocation Fund | GMO Global Asset Allocation Fund | Illiquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions increase the risk that the Fund or an underlying fund is limited or prevented from selling particular securities or closing derivative positions at desirable prices at a particular time or at all.

GMO Global Asset Allocation Fund | GMO Global Asset Allocation Fund | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leveraging Risk – The use of derivatives, short sales and securities lending can create leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption and the value of the Fund’s assets declines between the time a redemption request is treated as being received by the Fund and the time the Fund liquidates assets to fund that redemption.

GMO Global Asset Allocation Fund | GMO Global Asset Allocation Fund | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract or a clearing member used by the Fund to hold a cleared derivatives contract is unable or unwilling to make timely settlement payments, return the Fund’s collateral or otherwise honor its obligations.

GMO Global Asset Allocation Fund | GMO Global Asset Allocation Fund | Market Disruption and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism, diplomatic tensions, dramatic changes in regulatory and/or foreign policy, cyberattacks, and rapid technological developments such as artificial intelligence) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

GMO Global Asset Allocation Fund | GMO Global Asset Allocation Fund | Market Risk – Asset-Backed Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk – Asset-Backed Securities – The market price of asset-backed securities, like that of other fixed income investments, can decline for a variety of reasons, including increases in interest rates. In addition, the market price can decrease due to a reduction in or decrease in the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, and creditworthiness of any credit-support provider), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive when the Fund purchased the asset-backed security. The liquidity of asset-backed securities (particularly below investment grade asset-backed securities) may change over time. During periods of deteriorating economic conditions, such as recessions, or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, for asset-backed securities whose underlying assets consist of loans, sales contracts, receivables and other obligations.

GMO Global Asset Allocation Fund | GMO Global Asset Allocation Fund | Focused Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Focused Investment Risk – Investments in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.

GMO Global Asset Allocation Fund | GMO Global Asset Allocation Fund | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large Transactions Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by (or caused by) that shareholder or group will require the Fund to sell investments at disadvantageous prices, disrupt the Fund’s operations, lead to temporary overexposure to the Fund’s intended investment program or force the Fund’s liquidation. The Fund also may be subject to these effects when a number of shareholders collectively redeem or sell a large amount of Fund shares.

GMO Global Asset Allocation Fund | GMO Global Asset Allocation Fund | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Value Investing Risk – Issuers whose securities GMO believes are undervalued may not realize their business potential, may never be recognized by the market as being undervalued and/or may be appropriately priced notwithstanding GMO’s assessment. These and other factors may cause the price of value stocks to decline, resulting in losses to the Fund.

GMO Global Asset Allocation Fund | GMO Global Asset Allocation Fund | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Risks – The Fund’s ETF Class operates as an ETF and, as a result of this structure, ETF Class shares are exposed to the following risks:

•
Costs of Buying or Selling Shares Risk.   Due to the costs of buying or selling the Fund’s ETF Class shares, including brokerage commissions imposed by brokers and the variance in bid-ask spreads, frequent trading of ETF Class shares may significantly reduce investment results and an investment in ETF Class shares may not be advisable for investors who anticipate regularly making small investments.

•
Limited Authorized Participants, Market Makers and Liquidity Providers Risk.   Because the Fund’s ETF Class operates as an ETF, typically only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares ETF Class shares directly from the Fund. Retail investors cannot transact in ETF Class shares directly with the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in ETF Class shares, there may be demand for ETF Class shares, thereby increasing the market price above net asset value (“NAV”), or lack of demand, which may decrease the market price below NAV, or in stressed market conditions, the market for ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. As a result of these considerations, ETF Class shares may trade at a material premium or discount to their NAV or these factors may, in turn, lead to wider spreads between the bid and ask price of ETF Class shares. In addition, the ETF Class shares may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•
Trading Risk.   The Fund’s ETF Class shares may trade on the NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. In stressed market conditions, the market for ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may increase the variance between the market price of the ETF Class shares and the value of the Fund’s underlying holdings attributable to ETF Class shares. This can be reflected as a spread between the bid and ask prices for the ETF Class shares quoted during the day or a premium or discount in the closing price from their NAV. In addition, although the Fund’s ETF Class shares are currently listed on the Exchange, there can be no assurance that an active trading market for ETF Class shares will develop or be maintained. Trading in ETF Class shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in ETF Class shares of the Fund inadvisable.

•
Cash Transactions Risk.   The Fund may effect some of its creations and redemptions of ETF Class shares for cash, rather than in-kind securities. As a result, the Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize ordinary income, or a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause the Fund’s ETF Class shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to their NAV. In effecting creations and redemptions in ETF Class shares in exchange for cash, the Fund may incur certain costs, including brokerage costs in connection with investing cash received and may recognize capital gains in connection with cash redemptions, unlike an ETF that effects creations and redemptions only in-kind. In addition, costs could be imposed on the Fund which would have the effect of decreasing the Fund’s NAV to the extent the costs are not offset by a transaction fee payable by an Authorized Participant.

•
National Closed Market Trading Risk.   To the extent that the underlying securities or other instruments held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s ETF Class shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s underlying securities or other instruments trade on that closed foreign market or when the foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the NAV of the Fund’s ETF Class shares that may be greater than those experienced by other ETFs.

GMO Emerging Markets Fund | GMO Emerging Markets Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors can affect this value, and you may lose money by investing in the Fund.
GMO Emerging Markets Fund | GMO Emerging Markets Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
GMO Emerging Markets Fund | GMO Emerging Markets Fund | Management and Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce intended results. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO’s assessment of an investment, including a security’s fundamental fair (or intrinsic) value, is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

GMO Emerging Markets Fund | GMO Emerging Markets Fund | Market Risk – Equities [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk – Equities – The market price of an equity in the Fund’s portfolio may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline (for example, if GMO’s assessment proves to be incorrect or the market fails to recognize the equity’s intrinsic value). The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

GMO Emerging Markets Fund | GMO Emerging Markets Fund | Non-U.S. Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, non-U.S. securities issuers often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund is subject to taxation by countries other than the United States, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. The risks above (such as substantial price fluctuations and market instability, illiquidity and lack of regulation) and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of issuers tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or commodities and often are more volatile than the economies of developed countries.

GMO Emerging Markets Fund | GMO Emerging Markets Fund | Derivatives and Short Sales Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, leveraging risk, commodities risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. The Fund typically creates short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. Specifically, the net asset value of the Fund’s shares will be adversely affected if the securities or other assets that are the subject of the Fund’s short exposures appreciate in value. The risk of loss associated with derivatives that provide short investment exposure and short sales of securities is theoretically unlimited.

GMO Emerging Markets Fund | GMO Emerging Markets Fund | Smaller Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

GMO Emerging Markets Fund | GMO Emerging Markets Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.
GMO Emerging Markets Fund | GMO Emerging Markets Fund | Fund of Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected.

GMO Emerging Markets Fund | GMO Emerging Markets Fund | Illiquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions increase the risk that the Fund or an underlying fund is limited or prevented from selling particular securities or closing derivative positions at desirable prices at a particular time or at all.

GMO Emerging Markets Fund | GMO Emerging Markets Fund | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leveraging Risk – The use of derivatives, short sales and securities lending can create leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption and the value of the Fund’s assets declines between the time a redemption request is treated as being received by the Fund and the time the Fund liquidates assets to fund that redemption.

GMO Emerging Markets Fund | GMO Emerging Markets Fund | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract or a clearing member used by the Fund to hold a cleared derivatives contract is unable or unwilling to make timely settlement payments, return the Fund’s collateral or otherwise honor its obligations.

GMO Emerging Markets Fund | GMO Emerging Markets Fund | Market Disruption and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism, diplomatic tensions, dramatic changes in regulatory and/or foreign policy, cyberattacks, and rapid technological developments such as artificial intelligence) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

GMO Emerging Markets Fund | GMO Emerging Markets Fund | Focused Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Focused Investment Risk – Investments in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.

GMO Emerging Markets Fund | GMO Emerging Markets Fund | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large Transactions Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by (or caused by) that shareholder or group will require the Fund to sell investments at disadvantageous prices, disrupt the Fund’s operations, lead to temporary overexposure to the Fund’s intended investment program or force the Fund’s liquidation. The Fund also may be subject to these effects when a number of shareholders collectively redeem or sell a large amount of Fund shares.

GMO Emerging Markets Fund | GMO Emerging Markets Fund | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Risks – The Fund’s ETF Class operates as an ETF and, as a result of this structure, ETF Class shares are exposed to the following risks:

•
Costs of Buying or Selling Shares Risk.   Due to the costs of buying or selling the Fund’s ETF Class shares, including brokerage commissions imposed by brokers and the variance in bid-ask spreads, frequent trading of ETF Class shares may significantly reduce investment results and an investment in ETF Class shares may not be advisable for investors who anticipate regularly making small investments.

•
Limited Authorized Participants, Market Makers and Liquidity Providers Risk.   Because the Fund’s ETF Class operates as an ETF, typically only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares ETF Class shares directly from the Fund. Retail investors cannot transact in ETF Class shares directly with the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in ETF Class shares, there may be demand for ETF Class shares, thereby increasing the market price above net asset value (“NAV”), or lack of demand, which may decrease the market price below NAV, or in stressed market conditions, the market for ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. As a result of these considerations, ETF Class shares may trade at a material premium or discount to their NAV or these factors may, in turn, lead to wider spreads between the bid and ask price of ETF Class shares. In addition, the ETF Class shares may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•
Trading Risk.   The Fund’s ETF Class shares may trade on the NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. In stressed market conditions, the market for ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may increase the variance between the market price of the ETF Class shares and the value of the Fund’s underlying holdings attributable to ETF Class shares. This can be reflected as a spread between the bid and ask prices for the ETF Class shares quoted during the day or a premium or discount in the closing price from their NAV. In addition, although the Fund’s ETF Class shares are currently listed on the Exchange, there can be no assurance that an active trading market for ETF Class shares will develop or be maintained. Trading in ETF Class shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in ETF Class shares of the Fund inadvisable.

•
Cash Transactions Risk.   The Fund may effect some of its creations and redemptions of ETF Class shares for cash, rather than in-kind securities. As a result, the Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize ordinary income, or a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause the Fund’s ETF Class shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to their NAV. In effecting creations and redemptions in ETF Class shares in exchange for cash, the Fund may incur certain costs, including brokerage costs in connection with investing cash received and may recognize capital gains in connection with cash redemptions, unlike an ETF that effects creations and redemptions only in-kind. In addition, costs could be imposed on the Fund which would have the effect of decreasing the Fund’s NAV to the extent the costs are not offset by a transaction fee payable by an Authorized Participant.

•
National Closed Market Trading Risk.   To the extent that the underlying securities or other instruments held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s ETF Class shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s underlying securities or other instruments trade on that closed foreign market or when the foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the NAV of the Fund’s ETF Class shares that may be greater than those experienced by other ETFs.

GMO Emerging Markets ex-China Fund | GMO Emerging Markets ex-China Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors can affect this value, and you may lose money by investing in the Fund.
GMO Emerging Markets ex-China Fund | GMO Emerging Markets ex-China Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
GMO Emerging Markets ex-China Fund | GMO Emerging Markets ex-China Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk – Equities – The market price of an equity in the Fund’s portfolio may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline (for example, if GMO’s assessment proves to be incorrect or the market fails to recognize the equity’s intrinsic value). The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

GMO Emerging Markets ex-China Fund | GMO Emerging Markets ex-China Fund | Management and Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce intended results. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO’s assessment of an investment, including a security’s fundamental fair (or intrinsic) value, is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

GMO Emerging Markets ex-China Fund | GMO Emerging Markets ex-China Fund | Non-U.S. Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, non-U.S. securities issuers often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund is subject to taxation by countries other than the United States, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. The risks above (such as substantial price fluctuations and market instability, illiquidity and lack of regulation) and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of issuers tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or commodities and often are more volatile than the economies of developed countries.

GMO Emerging Markets ex-China Fund | GMO Emerging Markets ex-China Fund | Derivatives and Short Sales Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, leveraging risk, commodities risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. The Fund typically creates short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. Specifically, the net asset value of the Fund’s shares will be adversely affected if the securities or other assets that are the subject of the Fund’s short exposures appreciate in value. The risk of loss associated with derivatives that provide short investment exposure and short sales of securities is theoretically unlimited.

GMO Emerging Markets ex-China Fund | GMO Emerging Markets ex-China Fund | Smaller Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

GMO Emerging Markets ex-China Fund | GMO Emerging Markets ex-China Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.
GMO Emerging Markets ex-China Fund | GMO Emerging Markets ex-China Fund | Fund of Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected.

GMO Emerging Markets ex-China Fund | GMO Emerging Markets ex-China Fund | Illiquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions increase the risk that the Fund or an underlying fund is limited or prevented from selling particular securities or closing derivative positions at desirable prices at a particular time or at all.

GMO Emerging Markets ex-China Fund | GMO Emerging Markets ex-China Fund | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leveraging Risk – The use of derivatives, short sales and securities lending can create leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption and the value of the Fund’s assets declines between the time a redemption request is treated as being received by the Fund and the time the Fund liquidates assets to fund that redemption.

GMO Emerging Markets ex-China Fund | GMO Emerging Markets ex-China Fund | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract or a clearing member used by the Fund to hold a cleared derivatives contract is unable or unwilling to make timely settlement payments, return the Fund’s collateral or otherwise honor its obligations.

GMO Emerging Markets ex-China Fund | GMO Emerging Markets ex-China Fund | Market Disruption and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism, diplomatic tensions, dramatic changes in regulatory and/or foreign policy, cyberattacks, and rapid technological developments such as artificial intelligence) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

GMO Emerging Markets ex-China Fund | GMO Emerging Markets ex-China Fund | Focused Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Focused Investment Risk – Investments in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.

GMO Emerging Markets ex-China Fund | GMO Emerging Markets ex-China Fund | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large Transactions Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by (or caused by) that shareholder or group will require the Fund to sell investments at disadvantageous prices, disrupt the Fund’s operations, lead to temporary overexposure to the Fund’s intended investment program or force the Fund’s liquidation. The Fund also may be subject to these effects when a number of shareholders collectively redeem or sell a large amount of Fund shares.

GMO Emerging Markets ex-China Fund | GMO Emerging Markets ex-China Fund | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Risks – The Fund’s ETF Class operates as an ETF and, as a result of this structure, ETF Class shares are exposed to the following risks:

•
Costs of Buying or Selling Shares Risk.   Due to the costs of buying or selling the Fund’s ETF Class shares, including brokerage commissions imposed by brokers and the variance in bid-ask spreads, frequent trading of ETF Class shares may significantly reduce investment results and an investment in ETF Class shares may not be advisable for investors who anticipate regularly making small investments.
•
Limited Authorized Participants, Market Makers and Liquidity Providers Risk.   Because the Fund’s ETF Class operates as an ETF, typically only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares ETF Class shares directly from the Fund. Retail investors cannot transact in ETF Class shares directly with the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in ETF Class shares, there may be demand for ETF Class shares, thereby increasing the market price above net asset value (“NAV”), or lack of demand, which may decrease the market price below NAV, or in stressed market conditions, the market for ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. As a result of these considerations, ETF Class shares may trade at a material premium or discount to their NAV or these factors may, in turn, lead to wider spreads between the bid and ask price of ETF Class shares. In addition, the ETF Class shares may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•
Trading Risk.   The Fund’s ETF Class shares may trade on the NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. In stressed market conditions, the market for ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may increase the variance between the market price of the ETF Class shares and the value of the Fund’s underlying holdings attributable to ETF Class shares. This can be reflected as a spread between the bid and ask prices for the ETF Class shares quoted during the day or a premium or discount in the closing price from their NAV. In addition, although the Fund’s ETF Class shares are currently listed on the Exchange, there can be no assurance that an active trading market for ETF Class shares will develop or be maintained. Trading in ETF Class shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in ETF Class shares of the Fund inadvisable.

•
Cash Transactions Risk.   The Fund may effect some of its creations and redemptions of ETF Class shares for cash, rather than in-kind securities. As a result, the Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize ordinary income, or a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause the Fund’s ETF Class shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to their NAV. In effecting creations and redemptions in ETF Class shares in exchange for cash, the Fund may incur certain costs, including brokerage costs in connection with investing cash received and may recognize capital gains in connection with cash redemptions, unlike an ETF that effects creations and redemptions only in-kind. In addition, costs could be imposed on the Fund which would have the effect of decreasing the Fund’s NAV to the extent the costs are not offset by a transaction fee payable by an Authorized Participant.

•
National Closed Market Trading Risk.   To the extent that the underlying securities or other instruments held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s ETF Class shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s underlying securities or other instruments trade on that closed foreign market or when the foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the NAV of the Fund’s ETF Class shares that may be greater than those experienced by other ETFs.

GMO Global Developed Equity Allocation Fund | GMO Global Developed Equity Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors can affect this value, and you may lose money by investing in the Fund.
GMO Global Developed Equity Allocation Fund | GMO Global Developed Equity Allocation Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
GMO Global Developed Equity Allocation Fund | GMO Global Developed Equity Allocation Fund | Management and Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce intended results. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO’s assessment of an investment, including a security’s fundamental fair (or intrinsic) value, is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

GMO Global Developed Equity Allocation Fund | GMO Global Developed Equity Allocation Fund | Market Risk – Equities [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk – Equities – The market price of an equity in the Fund’s portfolio may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline (for example, if GMO’s assessment proves to be incorrect or the market fails to recognize the equity’s intrinsic value). The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

GMO Global Developed Equity Allocation Fund | GMO Global Developed Equity Allocation Fund | Non-U.S. Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, non-U.S. securities issuers often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund is subject to taxation by countries other than the United States, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. The risks above (such as substantial price fluctuations and market instability, illiquidity and lack of regulation) and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of issuers tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or commodities and often are more volatile than the economies of developed countries.

GMO Global Developed Equity Allocation Fund | GMO Global Developed Equity Allocation Fund | Market Risk – Fixed Income [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk – Fixed Income – The market price of a fixed income investment can decline due to market-related factors, including rising interest or inflation rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

GMO Global Developed Equity Allocation Fund | GMO Global Developed Equity Allocation Fund | Derivatives and Short Sales Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, leveraging risk, commodities risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. The Fund typically creates short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. Specifically, the net asset value of the Fund’s shares will be adversely affected if the securities or other assets that are the subject of the Fund’s short exposures appreciate in value. The risk of loss associated with derivatives that provide short investment exposure and short sales of securities is theoretically unlimited.

GMO Global Developed Equity Allocation Fund | GMO Global Developed Equity Allocation Fund | Smaller Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

GMO Global Developed Equity Allocation Fund | GMO Global Developed Equity Allocation Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment (including a sovereign or quasi-sovereign debt issuer) or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner or at all. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such a failure. Below investment grade investments (commonly referred to as high yield or “junk” bonds) have speculative characteristics and are subject to greater credit risk than other fixed income investments. Negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of below investment grade investments to make principal and interest payments than issuers of investment grade investments.

GMO Global Developed Equity Allocation Fund | GMO Global Developed Equity Allocation Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.
GMO Global Developed Equity Allocation Fund | GMO Global Developed Equity Allocation Fund | Fund of Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

GMO Global Developed Equity Allocation Fund | GMO Global Developed Equity Allocation Fund | Illiquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions increase the risk that the Fund or an underlying fund is limited or prevented from selling particular securities or closing derivative positions at desirable prices at a particular time or at all.

GMO Global Developed Equity Allocation Fund | GMO Global Developed Equity Allocation Fund | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leveraging Risk – The use of derivatives, short sales and securities lending can create leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption and the value of the Fund’s assets declines between the time a redemption request is treated as being received by the Fund and the time the Fund liquidates assets to fund that redemption.

GMO Global Developed Equity Allocation Fund | GMO Global Developed Equity Allocation Fund | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract or a clearing member used by the Fund to hold a cleared derivatives contract is unable or unwilling to make timely settlement payments, return the Fund’s collateral or otherwise honor its obligations.

GMO Global Developed Equity Allocation Fund | GMO Global Developed Equity Allocation Fund | Market Disruption and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism, diplomatic tensions, dramatic changes in regulatory and/or foreign policy, cyberattacks, and rapid technological developments such as artificial intelligence) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

GMO Global Developed Equity Allocation Fund | GMO Global Developed Equity Allocation Fund | Focused Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Focused Investment Risk – Investments in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.

GMO Global Developed Equity Allocation Fund | GMO Global Developed Equity Allocation Fund | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large Transactions Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by (or caused by) that shareholder or group will require the Fund to sell investments at disadvantageous prices, disrupt the Fund’s operations, lead to temporary overexposure to the Fund’s intended investment program or force the Fund’s liquidation. The Fund also may be subject to these effects when a number of shareholders collectively redeem or sell a large amount of Fund shares.

GMO Global Developed Equity Allocation Fund | GMO Global Developed Equity Allocation Fund | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Value Investing Risk – Issuers whose securities GMO believes are undervalued may not realize their business potential, may never be recognized by the market as being undervalued and/or may be appropriately priced notwithstanding GMO’s assessment. These and other factors may cause the price of value stocks to decline, resulting in losses to the Fund.

GMO Global Developed Equity Allocation Fund | GMO Global Developed Equity Allocation Fund | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Risks – The Fund’s ETF Class operates as an ETF and, as a result of this structure, ETF Class shares are exposed to the following risks:

•
Costs of Buying or Selling Shares Risk.   Due to the costs of buying or selling the Fund’s ETF Class shares, including brokerage commissions imposed by brokers and the variance in bid-ask spreads, frequent trading of ETF Class shares may significantly reduce investment results and an investment in ETF Class shares may not be advisable for investors who anticipate regularly making small investments.

•
Limited Authorized Participants, Market Makers and Liquidity Providers Risk.   Because the Fund’s ETF Class operates as an ETF, typically only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares ETF Class shares directly from the Fund. Retail investors cannot transact in ETF Class shares directly with the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in ETF Class shares, there may be demand for ETF Class shares, thereby increasing the market price above net asset value (“NAV”), or lack of demand, which may decrease the market price below NAV, or in stressed market conditions, the market for ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. As a result of these considerations, ETF Class shares may trade at a material premium or discount to their NAV or these factors may, in turn, lead to wider spreads between the bid and ask price of ETF Class shares. In addition, the ETF Class shares may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•
Trading Risk.   The Fund’s ETF Class shares may trade on the NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. In stressed market conditions, the market for ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may increase the variance between the market price of the ETF Class shares and the value of the Fund’s underlying holdings attributable to ETF Class shares. This can be reflected as a spread between the bid and ask prices for the ETF Class shares quoted during the day or a premium or discount in the closing price from their NAV. In addition, although the Fund’s ETF Class shares are currently listed on the Exchange, there can be no assurance that an active trading market for ETF Class shares will develop or be maintained. Trading in ETF Class shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in ETF Class shares of the Fund inadvisable.

•
Cash Transactions Risk.   The Fund may effect some of its creations and redemptions of ETF Class shares for cash, rather than in-kind securities. As a result, the Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize ordinary income, or a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause the Fund’s ETF Class shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to their NAV. In effecting creations and redemptions in ETF Class shares in exchange for cash, the Fund may incur certain costs, including brokerage costs in connection with investing cash received and may recognize capital gains in connection with cash redemptions, unlike an ETF that effects creations and redemptions only in-kind. In addition, costs could be imposed on the Fund which would have the effect of decreasing the Fund’s NAV to the extent the costs are not offset by a transaction fee payable by an Authorized Participant.

•
National Closed Market Trading Risk.   To the extent that the underlying securities or other instruments held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s ETF Class shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s underlying securities or other instruments trade on that closed foreign market or when the foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the NAV of the Fund’s ETF Class shares that may be greater than those experienced by other ETFs.

GMO Global Equity Allocation Fund | GMO Global Equity Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors can affect this value, and you may lose money by investing in the Fund.
GMO Global Equity Allocation Fund | GMO Global Equity Allocation Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
GMO Global Equity Allocation Fund | GMO Global Equity Allocation Fund | Management and Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce intended results. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO’s assessment of an investment, including a security’s fundamental fair (or intrinsic) value, is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

GMO Global Equity Allocation Fund | GMO Global Equity Allocation Fund | Market Risk – Equities [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk – Equities – The market price of an equity in the Fund’s portfolio may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline (for example, if GMO’s assessment proves to be incorrect or the market fails to recognize the equity’s intrinsic value). The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

GMO Global Equity Allocation Fund | GMO Global Equity Allocation Fund | Non-U.S. Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, non-U.S. securities issuers often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund is subject to taxation by countries other than the United States, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. The risks above (such as substantial price fluctuations and market instability, illiquidity and lack of regulation) and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of issuers tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or commodities and often are more volatile than the economies of developed countries.

GMO Global Equity Allocation Fund | GMO Global Equity Allocation Fund | Market Risk – Fixed Income [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk – Fixed Income – The market price of a fixed income investment can decline due to market-related factors, including rising interest or inflation rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

GMO Global Equity Allocation Fund | GMO Global Equity Allocation Fund | Derivatives and Short Sales Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, leveraging risk, commodities risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. The Fund typically creates short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. Specifically, the net asset value of the Fund’s shares will be adversely affected if the securities or other assets that are the subject of the Fund’s short exposures appreciate in value. The risk of loss associated with derivatives that provide short investment exposure and short sales of securities is theoretically unlimited.

GMO Global Equity Allocation Fund | GMO Global Equity Allocation Fund | Smaller Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

GMO Global Equity Allocation Fund | GMO Global Equity Allocation Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment (including a sovereign or quasi-sovereign debt issuer) or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner or at all. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such a failure. Below investment grade investments (commonly referred to as high yield or “junk” bonds) have speculative characteristics and are subject to greater credit risk than other fixed income investments. Negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of below investment grade investments to make principal and interest payments than issuers of investment grade investments.

GMO Global Equity Allocation Fund | GMO Global Equity Allocation Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.
GMO Global Equity Allocation Fund | GMO Global Equity Allocation Fund | Fund of Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

GMO Global Equity Allocation Fund | GMO Global Equity Allocation Fund | Illiquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions increase the risk that the Fund or an underlying fund is limited or prevented from selling particular securities or closing derivative positions at desirable prices at a particular time or at all.

GMO Global Equity Allocation Fund | GMO Global Equity Allocation Fund | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leveraging Risk – The use of derivatives, short sales and securities lending can create leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption and the value of the Fund’s assets declines between the time a redemption request is treated as being received by the Fund and the time the Fund liquidates assets to fund that redemption.

GMO Global Equity Allocation Fund | GMO Global Equity Allocation Fund | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract or a clearing member used by the Fund to hold a cleared derivatives contract is unable or unwilling to make timely settlement payments, return the Fund’s collateral or otherwise honor its obligations.

GMO Global Equity Allocation Fund | GMO Global Equity Allocation Fund | Market Disruption and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism, diplomatic tensions, dramatic changes in regulatory and/or foreign policy, cyberattacks, and rapid technological developments such as artificial intelligence) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

GMO Global Equity Allocation Fund | GMO Global Equity Allocation Fund | Focused Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Focused Investment Risk – Investments in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.

GMO Global Equity Allocation Fund | GMO Global Equity Allocation Fund | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large Transactions Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by (or caused by) that shareholder or group will require the Fund to sell investments at disadvantageous prices, disrupt the Fund’s operations, lead to temporary overexposure to the Fund’s intended investment program or force the Fund’s liquidation. The Fund also may be subject to these effects when a number of shareholders collectively redeem or sell a large amount of Fund shares.

GMO Global Equity Allocation Fund | GMO Global Equity Allocation Fund | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Value Investing Risk – Issuers whose securities GMO believes are undervalued may not realize their business potential, may never be recognized by the market as being undervalued and/or may be appropriately priced notwithstanding GMO’s assessment. These and other factors may cause the price of value stocks to decline, resulting in losses to the Fund.

GMO Global Equity Allocation Fund | GMO Global Equity Allocation Fund | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Risks – The Fund’s ETF Class operates as an ETF and, as a result of this structure, ETF Class shares are exposed to the following risks:

•
Costs of Buying or Selling Shares Risk.   Due to the costs of buying or selling the Fund’s ETF Class shares, including brokerage commissions imposed by brokers and the variance in bid-ask spreads, frequent trading of ETF Class shares may significantly reduce investment results and an investment in ETF Class shares may not be advisable for investors who anticipate regularly making small investments.

•
Limited Authorized Participants, Market Makers and Liquidity Providers Risk.   Because the Fund’s ETF Class operates as an ETF, typically only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares ETF Class shares directly from the Fund. Retail investors cannot transact in ETF Class shares directly with the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in ETF Class shares, there may be demand for ETF Class shares, thereby increasing the market price above net asset value (“NAV”), or lack of demand, which may decrease the market price below NAV, or in stressed market conditions, the market for ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. As a result of these considerations, ETF Class shares may trade at a material premium or discount to their NAV or these factors may, in turn, lead to wider spreads between the bid and ask price of ETF Class shares. In addition, the ETF Class shares may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•
Trading Risk.   The Fund’s ETF Class shares may trade on the NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. In stressed market conditions, the market for ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may increase the variance between the market price of the ETF Class shares and the value of the Fund’s underlying holdings attributable to ETF Class shares. This can be reflected as a spread between the bid and ask prices for the ETF Class shares quoted during the day or a premium or discount in the closing price from their NAV. In addition, although the Fund’s ETF Class shares are currently listed on the Exchange, there can be no assurance that an active trading market for ETF Class shares will develop or be maintained. Trading in ETF Class shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in ETF Class shares of the Fund inadvisable.

•
Cash Transactions Risk.   The Fund may effect some of its creations and redemptions of ETF Class shares for cash, rather than in-kind securities. As a result, the Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize ordinary income, or a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause the Fund’s ETF Class shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to their NAV. In effecting creations and redemptions in ETF Class shares in exchange for cash, the Fund may incur certain costs, including brokerage costs in connection with investing cash received and may recognize capital gains in connection with cash redemptions, unlike an ETF that effects creations and redemptions only in-kind. In addition, costs could be imposed on the Fund which would have the effect of decreasing the Fund’s NAV to the extent the costs are not offset by a transaction fee payable by an Authorized Participant.

•
National Closed Market Trading Risk.   To the extent that the underlying securities or other instruments held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s ETF Class shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s underlying securities or other instruments trade on that closed foreign market or when the foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the NAV of the Fund’s ETF Class shares that may be greater than those experienced by other ETFs.

GMO International Developed Equity Allocation Fund | GMO International Developed Equity Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors can affect this value, and you may lose money by investing in the Fund.
GMO International Developed Equity Allocation Fund | GMO International Developed Equity Allocation Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
GMO International Developed Equity Allocation Fund | GMO International Developed Equity Allocation Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk – Fixed Income − The market price of a fixed income investment can decline due to market-related factors, including rising interest or inflation rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

GMO International Developed Equity Allocation Fund | GMO International Developed Equity Allocation Fund | Management and Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management and Operational Risk − The Fund runs the risk that GMO’s investment techniques will fail to produce intended results. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO’s assessment of an investment, including a security’s fundamental fair (or intrinsic) value, is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

GMO International Developed Equity Allocation Fund | GMO International Developed Equity Allocation Fund | Market Risk – Equities [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk – Equities − The market price of an equity in the Fund’s portfolio may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline (for example, if GMO’s assessment proves to be incorrect or the market fails to recognize the equity’s intrinsic value). The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

GMO International Developed Equity Allocation Fund | GMO International Developed Equity Allocation Fund | Non-U.S. Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-U.S. Investment Risk − The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, non-U.S. securities issuers often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund is subject to taxation by countries other than the United States, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. The risks above (such as substantial price fluctuations and market instability, illiquidity and lack of regulation) and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of issuers tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or commodities and often are more volatile than the economies of developed countries.

GMO International Developed Equity Allocation Fund | GMO International Developed Equity Allocation Fund | Derivatives and Short Sales Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives and Short Sales Risk − The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, leveraging risk, commodities risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. The Fund typically creates short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. Specifically, the net asset value of the Fund’s shares will be adversely affected if the securities or other assets that are the subject of the Fund’s short exposures appreciate in value. The risk of loss associated with derivatives that provide short investment exposure and short sales of securities is theoretically unlimited.

GMO International Developed Equity Allocation Fund | GMO International Developed Equity Allocation Fund | Smaller Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Smaller Company Risk − Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

GMO International Developed Equity Allocation Fund | GMO International Developed Equity Allocation Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk − The Fund runs the risk that the issuer or guarantor of a fixed income investment (including a sovereign or quasi-sovereign debt issuer) or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner or at all. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such a failure. Below investment grade investments (commonly referred to as high yield or “junk” bonds) have speculative characteristics and are subject to greater credit risk than other fixed income investments. Negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of below investment grade investments to make principal and interest payments than issuers of investment grade investments.

GMO International Developed Equity Allocation Fund | GMO International Developed Equity Allocation Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency Risk − Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.
GMO International Developed Equity Allocation Fund | GMO International Developed Equity Allocation Fund | Fund of Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fund of Funds Risk − The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

GMO International Developed Equity Allocation Fund | GMO International Developed Equity Allocation Fund | Illiquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Illiquidity Risk − Low trading volume, lack of a market maker, large position size, or legal restrictions increase the risk that the Fund or an underlying fund is limited or prevented from selling particular securities or closing derivative positions at desirable prices at a particular time or at all.

GMO International Developed Equity Allocation Fund | GMO International Developed Equity Allocation Fund | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leveraging Risk − The use of derivatives, short sales and securities lending can create leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption and the value of the Fund’s assets declines between the time a redemption request is treated as being received by the Fund and the time the Fund liquidates assets to fund that redemption.

GMO International Developed Equity Allocation Fund | GMO International Developed Equity Allocation Fund | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk − The Fund runs the risk that the counterparty to a derivatives contract or a clearing member used by the Fund to hold a cleared derivatives contract is unable or unwilling to make timely settlement payments, return the Fund’s collateral or otherwise honor its obligations.

GMO International Developed Equity Allocation Fund | GMO International Developed Equity Allocation Fund | Market Disruption and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Disruption and Geopolitical Risk − Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism, diplomatic tensions, dramatic changes in regulatory and/or foreign policy, cyberattacks, and rapid technological developments such as artificial intelligence) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

GMO International Developed Equity Allocation Fund | GMO International Developed Equity Allocation Fund | Focused Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Focused Investment Risk − Investments in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.

GMO International Developed Equity Allocation Fund | GMO International Developed Equity Allocation Fund | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large Transactions Risk − To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by (or caused by) that shareholder or group will require the Fund to sell investments at disadvantageous prices, disrupt the Fund’s operations, lead to temporary overexposure to the Fund’s intended investment program or force the Fund’s liquidation. The Fund also may be subject to these effects when a number of shareholders collectively redeem or sell a large amount of Fund shares.

GMO International Developed Equity Allocation Fund | GMO International Developed Equity Allocation Fund | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Value Investing Risk − Issuers whose securities GMO believes are undervalued may not realize their business potential, may never be recognized by the market as being undervalued and/or may be appropriately priced notwithstanding GMO’s assessment. These and other factors may cause the price of value stocks to decline, resulting in losses to the Fund.

GMO International Developed Equity Allocation Fund | GMO International Developed Equity Allocation Fund | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Risks − The Fund’s ETF Class operates as an ETF and, as a result of this structure, ETF Class shares are exposed to the following risks:

•
Costs of Buying or Selling Shares Risk.   Due to the costs of buying or selling the Fund’s ETF Class shares, including brokerage commissions imposed by brokers and the variance in bid-ask spreads, frequent trading of ETF Class shares may significantly reduce investment results and an investment in ETF Class shares may not be advisable for investors who anticipate regularly making small investments.

•
Limited Authorized Participants, Market Makers and Liquidity Providers Risk.   Because the Fund’s ETF Class operates as an ETF, typically only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares ETF Class shares directly from the Fund. Retail investors cannot transact in ETF Class shares directly with the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in ETF Class shares, there may be demand for ETF Class shares, thereby increasing the market price above net asset value (“NAV”), or lack of demand, which may decrease the market price below NAV, or in stressed market conditions, the market for ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. As a result of these considerations, ETF Class shares may trade at a material premium or discount to their NAV or these factors may, in turn, lead to wider spreads between the bid and ask price of ETF Class shares. In addition, the ETF Class shares may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•
Trading Risk.   The Fund’s ETF Class shares may trade on the NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. In stressed market conditions, the market for ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may increase the variance between the market price of the ETF Class shares and the value of the Fund’s underlying holdings attributable to ETF Class shares. This can be reflected as a spread between the bid and ask prices for the ETF Class shares quoted during the day or a premium or discount in the closing price from their NAV. In addition, although the Fund’s ETF Class shares are currently listed on the Exchange, there can be no assurance that an active trading market for ETF Class shares will develop or be maintained. Trading in ETF Class shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in ETF Class shares of the Fund inadvisable.

•
Cash Transactions Risk.   The Fund may effect some of its creations and redemptions of ETF Class shares for cash, rather than in-kind securities. As a result, the Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize ordinary income, or a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause the Fund’s ETF Class shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to their NAV. In effecting creations and redemptions in ETF Class shares in exchange for cash, the Fund may incur certain costs, including brokerage costs in connection with investing cash received and may recognize capital gains in connection with cash redemptions, unlike an ETF that effects creations and redemptions only in-kind. In addition, costs could be imposed on the Fund which would have the effect of decreasing the Fund’s NAV to the extent the costs are not offset by a transaction fee payable by an Authorized Participant.

•
National Closed Market Trading Risk.   To the extent that the underlying securities or other instruments held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s ETF Class shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s underlying securities or other instruments trade on that closed foreign market or when the foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the NAV of the Fund’s ETF Class shares that may be greater than those experienced by other ETFs.

GMO International Equity Allocation Fund | GMO International Equity Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors can affect this value, and you may lose money by investing in the Fund.
GMO International Equity Allocation Fund | GMO International Equity Allocation Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
GMO International Equity Allocation Fund | GMO International Equity Allocation Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk – Fixed Income − The market price of a fixed income investment can decline due to market-related factors, including rising interest or inflation rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

GMO International Equity Allocation Fund | GMO International Equity Allocation Fund | Management and Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management and Operational Risk − The Fund runs the risk that GMO’s investment techniques will fail to produce intended results. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO’s assessment of an investment, including a security’s fundamental fair (or intrinsic) value, is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

GMO International Equity Allocation Fund | GMO International Equity Allocation Fund | Market Risk – Equities [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk – Equities − The market price of an equity in the Fund’s portfolio may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline (for example, if GMO’s assessment proves to be incorrect or the market fails to recognize the equity’s intrinsic value). The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

GMO International Equity Allocation Fund | GMO International Equity Allocation Fund | Non-U.S. Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-U.S. Investment Risk − The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, non-U.S. securities issuers often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund is subject to taxation by countries other than the United States, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. The risks above (such as substantial price fluctuations and market instability, illiquidity and lack of regulation) and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of issuers tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or commodities and often are more volatile than the economies of developed countries.

GMO International Equity Allocation Fund | GMO International Equity Allocation Fund | Derivatives and Short Sales Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives and Short Sales Risk − The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, leveraging risk, commodities risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. The Fund typically creates short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. Specifically, the net asset value of the Fund’s shares will be adversely affected if the securities or other assets that are the subject of the Fund’s short exposures appreciate in value. The risk of loss associated with derivatives that provide short investment exposure and short sales of securities is theoretically unlimited.

GMO International Equity Allocation Fund | GMO International Equity Allocation Fund | Smaller Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Smaller Company Risk − Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

GMO International Equity Allocation Fund | GMO International Equity Allocation Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk − The Fund runs the risk that the issuer or guarantor of a fixed income investment (including a sovereign or quasi-sovereign debt issuer) or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner or at all. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such a failure. Below investment grade investments (commonly referred to as high yield or “junk” bonds) have speculative characteristics and are subject to greater credit risk than other fixed income investments. Negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of below investment grade investments to make principal and interest payments than issuers of investment grade investments.

GMO International Equity Allocation Fund | GMO International Equity Allocation Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency Risk − Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.
GMO International Equity Allocation Fund | GMO International Equity Allocation Fund | Fund of Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fund of Funds Risk − The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

GMO International Equity Allocation Fund | GMO International Equity Allocation Fund | Illiquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Illiquidity Risk − Low trading volume, lack of a market maker, large position size, or legal restrictions increase the risk that the Fund or an underlying fund is limited or prevented from selling particular securities or closing derivative positions at desirable prices at a particular time or at all.

GMO International Equity Allocation Fund | GMO International Equity Allocation Fund | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leveraging Risk − The use of derivatives, short sales and securities lending can create leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption and the value of the Fund’s assets declines between the time a redemption request is treated as being received by the Fund and the time the Fund liquidates assets to fund that redemption.

GMO International Equity Allocation Fund | GMO International Equity Allocation Fund | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk − The Fund runs the risk that the counterparty to a derivatives contract or a clearing member used by the Fund to hold a cleared derivatives contract is unable or unwilling to make timely settlement payments, return the Fund’s collateral or otherwise honor its obligations.

GMO International Equity Allocation Fund | GMO International Equity Allocation Fund | Market Disruption and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Disruption and Geopolitical Risk − Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism, diplomatic tensions, dramatic changes in regulatory and/or foreign policy, cyberattacks, and rapid technological developments such as artificial intelligence) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

GMO International Equity Allocation Fund | GMO International Equity Allocation Fund | Focused Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Focused Investment Risk − Investments in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.

GMO International Equity Allocation Fund | GMO International Equity Allocation Fund | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large Transactions Risk − To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by (or caused by) that shareholder or group will require the Fund to sell investments at disadvantageous prices, disrupt the Fund’s operations, lead to temporary overexposure to the Fund’s intended investment program or force the Fund’s liquidation. The Fund also may be subject to these effects when a number of shareholders collectively redeem or sell a large amount of Fund shares.

GMO International Equity Allocation Fund | GMO International Equity Allocation Fund | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Value Investing Risk − Issuers whose securities GMO believes are undervalued may not realize their business potential, may never be recognized by the market as being undervalued and/or may be appropriately priced notwithstanding GMO’s assessment. These and other factors may cause the price of value stocks to decline, resulting in losses to the Fund.

GMO International Equity Allocation Fund | GMO International Equity Allocation Fund | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Risks − The Fund’s ETF Class operates as an ETF and, as a result of this structure, ETF Class shares are exposed to the following risks:

•
Costs of Buying or Selling Shares Risk.   Due to the costs of buying or selling the Fund’s ETF Class shares, including brokerage commissions imposed by brokers and the variance in bid-ask spreads, frequent trading of ETF Class shares may significantly reduce investment results and an investment in ETF Class shares may not be advisable for investors who anticipate regularly making small investments.

•
Limited Authorized Participants, Market Makers and Liquidity Providers Risk.   Because the Fund’s ETF Class operates as an ETF, typically only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares ETF Class shares directly from the Fund. Retail investors cannot transact in ETF Class shares directly with the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in ETF Class shares, there may be demand for ETF Class shares, thereby increasing the market price above net asset value (“NAV”), or lack of demand, which may decrease the market price below NAV, or in stressed market conditions, the market for ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. As a result of these considerations, ETF Class shares may trade at a material premium or discount to their NAV or these factors may, in turn, lead to wider spreads between the bid and ask price of ETF Class shares. In addition, the ETF Class shares may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•
Trading Risk.   The Fund’s ETF Class shares may trade on the NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. In stressed market conditions, the market for ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may increase the variance between the market price of the ETF Class shares and the value of the Fund’s underlying holdings attributable to ETF Class shares. This can be reflected as a spread between the bid and ask prices for the ETF Class shares quoted during the day or a premium or discount in the closing price from their NAV. In addition, although the Fund’s ETF Class shares are currently listed on the Exchange, there can be no assurance that an active trading market for ETF Class shares will develop or be maintained. Trading in ETF Class shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in ETF Class shares of the Fund inadvisable.

•
Cash Transactions Risk.   The Fund may effect some of its creations and redemptions of ETF Class shares for cash, rather than in-kind securities. As a result, the Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize ordinary income, or a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause the Fund’s ETF Class shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to their NAV. In effecting creations and redemptions in ETF Class shares in exchange for cash, the Fund may incur certain costs, including brokerage costs in connection with investing cash received and may recognize capital gains in connection with cash redemptions, unlike an ETF that effects creations and redemptions only in-kind. In addition, costs could be imposed on the Fund which would have the effect of decreasing the Fund’s NAV to the extent the costs are not offset by a transaction fee payable by an Authorized Participant.

•
National Closed Market Trading Risk.   To the extent that the underlying securities or other instruments held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s ETF Class shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s underlying securities or other instruments trade on that closed foreign market or when the foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the NAV of the Fund’s ETF Class shares that may be greater than those experienced by other ETFs.

GMO International Equity Fund | GMO International Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors can affect this value, and you may lose money by investing in the Fund.
GMO International Equity Fund | GMO International Equity Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
GMO International Equity Fund | GMO International Equity Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk – Equities – The market price of an equity in the Fund’s portfolio may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline (for example, if GMO’s assessment proves to be incorrect or the market fails to recognize the equity’s intrinsic value). The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

GMO International Equity Fund | GMO International Equity Fund | Management and Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce intended results. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO’s assessment of an investment, including a security’s fundamental fair (or intrinsic) value, is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

GMO International Equity Fund | GMO International Equity Fund | Non-U.S. Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, non-U.S. securities issuers often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund is subject to taxation by countries other than the United States, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. The risks above (such as substantial price fluctuations and market instability, illiquidity and lack of regulation) and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of issuers tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or commodities and often are more volatile than the economies of developed countries.

GMO International Equity Fund | GMO International Equity Fund | Derivatives and Short Sales Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, leveraging risk, commodities risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. The Fund typically creates short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. Specifically, the net asset value of the Fund’s shares will be adversely affected if the securities or other assets that are the subject of the Fund’s short exposures appreciate in value. The risk of loss associated with derivatives that provide short investment exposure and short sales of securities is theoretically unlimited.

GMO International Equity Fund | GMO International Equity Fund | Smaller Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

GMO International Equity Fund | GMO International Equity Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.
GMO International Equity Fund | GMO International Equity Fund | Illiquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions increase the risk that the Fund or an underlying fund is limited or prevented from selling particular securities or closing derivative positions at desirable prices at a particular time or at all.

GMO International Equity Fund | GMO International Equity Fund | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leveraging Risk – The use of derivatives, short sales and securities lending can create leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption and the value of the Fund’s assets declines between the time a redemption request is treated as being received by the Fund and the time the Fund liquidates assets to fund that redemption.

GMO International Equity Fund | GMO International Equity Fund | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract or a clearing member used by the Fund to hold a cleared derivatives contract is unable or unwilling to make timely settlement payments, return the Fund’s collateral or otherwise honor its obligations.

GMO International Equity Fund | GMO International Equity Fund | Market Disruption and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism, diplomatic tensions, dramatic changes in regulatory and/or foreign policy, cyberattacks, and rapid technological developments such as artificial intelligence)
often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

GMO International Equity Fund | GMO International Equity Fund | Focused Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Focused Investment Risk – Investments in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.

GMO International Equity Fund | GMO International Equity Fund | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large Transactions Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by (or caused by) that shareholder or group will require the Fund to sell investments at disadvantageous prices, disrupt the Fund’s operations, lead to temporary overexposure to the Fund’s intended investment program or force the Fund’s liquidation. The Fund also may be subject to these effects when a number of shareholders collectively redeem or sell a large amount of Fund shares.

GMO International Equity Fund | GMO International Equity Fund | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Risks – The Fund’s ETF Class operates as an ETF and, as a result of this structure, ETF Class shares are exposed to the following risks:

•
Costs of Buying or Selling Shares Risk.   Due to the costs of buying or selling the Fund’s ETF Class shares, including brokerage commissions imposed by brokers and the variance in bid-ask spreads, frequent trading of ETF Class shares may significantly reduce investment results and an investment in ETF Class shares may not be advisable for investors who anticipate regularly making small investments.

•
Limited Authorized Participants, Market Makers and Liquidity Providers Risk.   Because the Fund’s ETF Class operates as an ETF, typically only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares ETF Class shares directly from the Fund. Retail investors cannot transact in ETF Class shares directly with the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in ETF Class shares, there may be demand for ETF Class shares, thereby increasing the market price above net asset value (“NAV”), or lack of demand, which may decrease the market price below NAV, or in stressed market conditions, the market for ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. As a result of these considerations, ETF Class shares may trade at a material premium or discount to their NAV or these factors may, in turn, lead to wider spreads between the bid and ask price of ETF Class shares. In addition, the ETF Class shares may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•
Trading Risk.   The Fund’s ETF Class shares may trade on the NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. In stressed market conditions, the market for ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may increase the variance between the market price of the ETF Class shares and the value of the Fund’s underlying holdings attributable to ETF Class shares. This can be reflected as a spread between the bid and ask prices for the ETF Class shares quoted during the day or a premium or discount in the closing price from their NAV. In addition, although the Fund’s ETF Class shares are currently listed on the Exchange, there can be no assurance that an active trading market for ETF Class shares will develop or be maintained. Trading in ETF Class shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in ETF Class shares of the Fund inadvisable.

•
Cash Transactions Risk.   The Fund may effect some of its creations and redemptions of ETF Class shares for cash, rather than in-kind securities. As a result, the Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize ordinary income, or a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause the Fund’s ETF Class shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to their NAV. In effecting creations and redemptions in ETF Class shares in exchange for cash, the Fund may incur certain costs, including brokerage costs in connection with investing cash received and may recognize capital gains in connection with cash redemptions, unlike an ETF that effects creations and redemptions only in-kind. In addition, costs could be imposed on the Fund which would have the effect of decreasing the Fund’s NAV to the extent the costs are not offset by a transaction fee payable by an Authorized Participant.

•
National Closed Market Trading Risk.   To the extent that the underlying securities or other instruments held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s ETF Class shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s underlying securities or other instruments trade on that closed foreign market or when the foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the NAV of the Fund’s ETF Class shares that may be greater than those experienced by other ETFs.

GMO Quality Fund | GMO Quality Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors can affect this value, and you may lose money by investing in the Fund.
GMO Quality Fund | GMO Quality Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
GMO Quality Fund | GMO Quality Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk – Equities – The market price of an equity in the Fund’s portfolio may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline (for example, if GMO’s assessment proves to be incorrect or the market fails to recognize the equity’s intrinsic value). The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

GMO Quality Fund | GMO Quality Fund | Management and Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce intended results. The Fund also runs the risk that GMO’s assessment of an investment, including a security’s fundamental fair (or intrinsic) value, is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

GMO Quality Fund | GMO Quality Fund | Non-U.S. Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, non-U.S. securities issuers often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund is subject to taxation by countries other than the United States, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. The risks above (such as substantial price fluctuations and market instability, illiquidity and lack of regulation) and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of issuers tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or commodities and often are more volatile than the economies of developed countries.

GMO Quality Fund | GMO Quality Fund | Derivatives and Short Sales Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, leveraging risk, commodities risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. The Fund typically creates short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. Specifically, the net asset value of the Fund’s shares will be adversely affected if the securities or other assets that are the subject of the Fund’s short exposures appreciate in value. The risk of loss associated with derivatives that provide short investment exposure and short sales of securities is theoretically unlimited.

GMO Quality Fund | GMO Quality Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.
GMO Quality Fund | GMO Quality Fund | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leveraging Risk – The use of derivatives, short sales and securities lending can create leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption and the value of the Fund’s assets declines between the time a redemption request is treated as being received by the Fund and the time the Fund liquidates assets to fund that redemption.

GMO Quality Fund | GMO Quality Fund | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract or a clearing member used by the Fund to hold a cleared derivatives contract is unable or unwilling to make timely settlement payments, return the Fund’s collateral or otherwise honor its obligations.

GMO Quality Fund | GMO Quality Fund | Market Disruption and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism, diplomatic tensions, dramatic changes in regulatory and/or foreign policy, cyberattacks, and rapid technological developments such as artificial intelligence) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

GMO Quality Fund | GMO Quality Fund | Focused Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Focused Investment Risk – Investments in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.

GMO Quality Fund | GMO Quality Fund | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Risks – The Fund’s ETF Class operates as an ETF and, as a result of this structure, ETF Class shares are exposed to the following risks:

•
Costs of Buying or Selling Shares Risk.   Due to the costs of buying or selling the Fund’s ETF Class shares, including brokerage commissions imposed by brokers and the variance in bid-ask spreads, frequent trading of ETF Class shares may significantly reduce investment results and an investment in ETF Class shares may not be advisable for investors who anticipate regularly making small investments.

•
Limited Authorized Participants, Market Makers and Liquidity Providers Risk.   Because the Fund’s ETF Class operates as an ETF, typically only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares ETF Class shares directly from the Fund. Retail investors cannot transact in ETF Class shares directly with the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in ETF Class shares, there may be demand for ETF Class shares, thereby increasing the market price above net asset value (“NAV”), or lack of demand, which may decrease the market price below NAV, or in stressed market conditions, the market for ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. As a result of these considerations, ETF Class shares may trade at a material premium or discount to their NAV or these factors may, in turn, lead to wider spreads between the bid and ask price of ETF Class shares. In addition, the ETF Class shares may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•
Trading Risk.   The Fund’s ETF Class shares may trade on the NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. In stressed market conditions, the market for ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may increase the variance between the market price of the ETF Class shares and the value of the Fund’s underlying holdings attributable to ETF Class shares. This can be reflected as a spread between the bid and ask prices for the ETF Class shares quoted during the day or a premium or discount in the closing price from their NAV. In addition, although the Fund’s ETF Class shares are currently listed on the Exchange, there can be no assurance that an active trading market for ETF Class shares will develop or be maintained. Trading in ETF Class shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in ETF Class shares of the Fund inadvisable.

•
Cash Transactions Risk.   The Fund may effect some of its creations and redemptions of ETF Class shares for cash, rather than in-kind securities. As a result, the Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize ordinary income, or a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause the Fund’s ETF Class shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to their NAV. In effecting creations and redemptions in ETF Class shares in exchange for cash, the Fund may incur certain costs, including brokerage costs in connection with investing cash received and may recognize capital gains in connection with cash redemptions, unlike an ETF that effects creations and redemptions only in-kind. In addition, costs could be imposed on the Fund which would have the effect of decreasing the Fund’s NAV to the extent the costs are not offset by a transaction fee payable by an Authorized Participant.
•
National Closed Market Trading Risk.   To the extent that the underlying securities or other instruments held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s ETF Class shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s underlying securities or other instruments trade on that closed foreign market or when the foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the NAV of the Fund’s ETF Class shares that may be greater than those experienced by other ETFs.

GMO U.S. Equity Fund | GMO U.S. Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors can affect this value, and you may lose money by investing in the Fund.
GMO U.S. Equity Fund | GMO U.S. Equity Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
GMO U.S. Equity Fund | GMO U.S. Equity Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk – Equities − The market price of an equity in the Fund’s portfolio may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline (for example, if GMO’s assessment proves to be incorrect or the market fails to recognize the equity’s intrinsic value). The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

GMO U.S. Equity Fund | GMO U.S. Equity Fund | Management and Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management and Operational Risk − The Fund runs the risk that GMO’s investment techniques will fail to produce intended results. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO’s assessment of an investment, including a security’s fundamental fair (or intrinsic) value, is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

GMO U.S. Equity Fund | GMO U.S. Equity Fund | Derivatives and Short Sales Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives and Short Sales Risk − The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, leveraging risk, commodities risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. The Fund typically creates short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. Specifically, the net asset value of the Fund’s shares will be adversely affected if the securities or other assets that are the subject of the Fund’s short exposures appreciate in value. The risk of loss associated with derivatives that provide short investment exposure and short sales of securities is theoretically unlimited.

GMO U.S. Equity Fund | GMO U.S. Equity Fund | Smaller Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Smaller Company Risk − Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

GMO U.S. Equity Fund | GMO U.S. Equity Fund | Illiquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Illiquidity Risk − Low trading volume, lack of a market maker, large position size, or legal restrictions increase the risk that the Fund or an underlying fund is limited or prevented from selling particular securities or closing derivative positions at desirable prices at a particular time or at all.

GMO U.S. Equity Fund | GMO U.S. Equity Fund | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leveraging Risk − The use of derivatives, short sales and securities lending can create leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption and the value of the Fund’s assets declines between the time a redemption request is treated as being received by the Fund and the time the Fund liquidates assets to fund that redemption.

GMO U.S. Equity Fund | GMO U.S. Equity Fund | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk − The Fund runs the risk that the counterparty to a derivatives contract or a clearing member used by the Fund to hold a cleared derivatives contract is unable or unwilling to make timely settlement payments, return the Fund’s collateral or otherwise honor its obligations.

GMO U.S. Equity Fund | GMO U.S. Equity Fund | Market Disruption and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Disruption and Geopolitical Risk − Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism, diplomatic tensions, dramatic changes in regulatory and/or foreign policy, cyberattacks, and rapid technological developments such as artificial intelligence) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

GMO U.S. Equity Fund | GMO U.S. Equity Fund | Focused Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Focused Investment Risk − Investments in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.

GMO U.S. Equity Fund | GMO U.S. Equity Fund | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large Transactions Risk − To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by (or caused by) that shareholder or group will require the Fund to sell investments at disadvantageous prices, disrupt the Fund’s operations, lead to temporary overexposure to the Fund’s intended investment program or force the Fund’s liquidation. The Fund also may be subject to these effects when a number of shareholders collectively redeem or sell a large amount of Fund shares.

GMO U.S. Equity Fund | GMO U.S. Equity Fund | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Risks − The Fund’s ETF Class operates as an ETF and, as a result of this structure, ETF Class shares are exposed to the following risks:

•
Costs of Buying or Selling Shares Risk.   Due to the costs of buying or selling the Fund’s ETF Class shares, including brokerage commissions imposed by brokers and the variance in bid-ask spreads, frequent trading of ETF Class shares may significantly reduce investment results and an investment in ETF Class shares may not be advisable for investors who anticipate regularly making small investments.

•
Limited Authorized Participants, Market Makers and Liquidity Providers Risk.   Because the Fund’s ETF Class operates as an ETF, typically only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares ETF Class shares directly from the Fund. Retail investors cannot transact in ETF Class shares directly with the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in ETF Class shares, there may be demand for ETF Class shares, thereby increasing the market price above net asset value (“NAV”), or lack of demand, which may decrease the market price below NAV, or in stressed market conditions, the market for ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. As a result of these considerations, ETF Class shares may trade at a material premium or discount to their NAV or these factors may, in turn, lead to wider spreads between the bid and ask price of ETF Class shares. In addition, the ETF Class shares may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•
Trading Risk.   The Fund’s ETF Class shares may trade on the NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. In stressed market conditions, the market for ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may increase the variance between the market price of the ETF Class shares and the value of the Fund’s underlying holdings attributable to ETF Class shares. This can be reflected as a spread between the bid and ask prices for the ETF Class shares quoted during the day or a premium or discount in the closing price from their NAV. In addition, although the Fund’s ETF Class shares are currently listed on the Exchange, there can be no assurance that an active trading market for ETF Class shares will develop or be maintained. Trading in ETF Class shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in ETF Class shares of the Fund inadvisable.

•
Cash Transactions Risk.   The Fund may effect some of its creations and redemptions of ETF Class shares for cash, rather than in-kind securities. As a result, the Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize ordinary income, or a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause the Fund’s ETF Class shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to their NAV. In effecting creations and redemptions in ETF Class shares in exchange for cash, the Fund may incur certain costs, including brokerage costs in connection with investing cash received and may recognize capital gains in connection with cash redemptions, unlike an ETF that effects creations and redemptions only in-kind. In addition, costs could be imposed on the Fund which would have the effect of decreasing the Fund’s NAV to the extent the costs are not offset by a transaction fee payable by an Authorized Participant.

•
National Closed Market Trading Risk.   To the extent that the underlying securities or other instruments held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s ETF Class shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s underlying securities or other instruments trade on that closed foreign market or when the foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the NAV of the Fund’s ETF Class shares that may be greater than those experienced by other ETFs.

GMO U.S. Small Cap Value Fund | GMO U.S. Small Cap Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors can affect this value, and you may lose money by investing in the Fund.
GMO U.S. Small Cap Value Fund | GMO U.S. Small Cap Value Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
GMO U.S. Small Cap Value Fund | GMO U.S. Small Cap Value Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk – Equities – The market price of an equity in the Fund’s portfolio may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline (for example, if GMO’s assessment proves to be incorrect or the market fails to recognize the equity’s intrinsic value). The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

GMO U.S. Small Cap Value Fund | GMO U.S. Small Cap Value Fund | Management and Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce intended results. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO’s assessment of an investment, including a security’s fundamental fair (or intrinsic) value, is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

GMO U.S. Small Cap Value Fund | GMO U.S. Small Cap Value Fund | Derivatives and Short Sales Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, leveraging risk, commodities risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. The Fund typically creates short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. Specifically, the net asset value of the Fund’s shares will be adversely affected if the securities or other assets that are the subject of the Fund’s short exposures appreciate in value. The risk of loss associated with derivatives that provide short investment exposure and short sales of securities is theoretically unlimited.

GMO U.S. Small Cap Value Fund | GMO U.S. Small Cap Value Fund | Smaller Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Smaller Company Risk – Small-cap companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of small-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

GMO U.S. Small Cap Value Fund | GMO U.S. Small Cap Value Fund | Illiquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions increase the risk that the Fund or an underlying fund is limited or prevented from selling particular securities or closing derivative positions at desirable prices at a particular time or at all.

GMO U.S. Small Cap Value Fund | GMO U.S. Small Cap Value Fund | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leveraging Risk – The use of derivatives, short sales and securities lending can create leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption and the value of the Fund’s assets declines between the time a redemption request is treated as being received by the Fund and the time the Fund liquidates assets to fund that redemption.

GMO U.S. Small Cap Value Fund | GMO U.S. Small Cap Value Fund | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract or a clearing member used by the Fund to hold a cleared derivatives contract is unable or unwilling to make timely settlement payments, return the Fund’s collateral or otherwise honor its obligations.

GMO U.S. Small Cap Value Fund | GMO U.S. Small Cap Value Fund | Market Disruption and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism, diplomatic tensions, dramatic changes in regulatory and/or foreign policy, cyberattacks, and rapid technological developments such as artificial intelligence)

often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

GMO U.S. Small Cap Value Fund | GMO U.S. Small Cap Value Fund | Focused Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Focused Investment Risk – Investments in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.

GMO U.S. Small Cap Value Fund | GMO U.S. Small Cap Value Fund | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large Transactions Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by (or caused by) that shareholder or group will require the Fund to sell investments at disadvantageous prices, disrupt the Fund’s operations, lead to temporary overexposure to the Fund’s intended investment program or force the Fund’s liquidation. The Fund also may be subject to these effects when a number of shareholders collectively redeem or sell a large amount of Fund shares.

GMO U.S. Small Cap Value Fund | GMO U.S. Small Cap Value Fund | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Value Investing Risk – Issuers whose securities GMO believes are undervalued may not realize their business potential, may never be recognized by the market as being undervalued and/or may be appropriately priced notwithstanding GMO’s assessment. These and other factors may cause the price of value stocks to decline, resulting in losses to the Fund.

GMO U.S. Small Cap Value Fund | GMO U.S. Small Cap Value Fund | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Risks – The Fund’s ETF Class operates as an ETF and, as a result of this structure, ETF Class shares are exposed to the following risks:

•
Costs of Buying or Selling Shares Risk.   Due to the costs of buying or selling the Fund’s ETF Class shares, including brokerage commissions imposed by brokers and the variance in bid-ask spreads, frequent trading of ETF Class shares may significantly reduce investment results and an investment in ETF Class shares may not be advisable for investors who anticipate regularly making small investments.

•
Limited Authorized Participants, Market Makers and Liquidity Providers Risk.   Because the Fund’s ETF Class operates as an ETF, typically only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares ETF Class shares directly from the Fund. Retail investors cannot transact in ETF Class shares directly with the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in ETF Class shares, there may be demand for ETF Class shares, thereby increasing the market price above net asset value (“NAV”), or lack of demand, which may decrease the market price below NAV, or in stressed market conditions, the market for ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. As a result of these considerations, ETF Class shares may trade at a material premium or discount to their NAV or these factors may, in turn, lead to wider spreads between the bid and ask price of ETF Class shares. In addition, the ETF Class shares may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•
Trading Risk.   The Fund’s ETF Class shares may trade on the NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. In stressed market conditions, the market for ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may increase the variance between the market price of the ETF Class shares and the value of the Fund’s underlying holdings attributable to ETF Class shares. This can be reflected as a spread between the bid and ask prices for the ETF Class shares quoted during the day or a premium or discount in the closing price from their NAV. In addition, although the Fund’s ETF Class shares are currently listed on the Exchange, there can be no assurance that an active trading market for ETF Class shares will develop or be maintained. Trading in ETF Class shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in ETF Class shares of the Fund inadvisable.

•
Cash Transactions Risk.   The Fund may effect some of its creations and redemptions of ETF Class shares for cash, rather than in-kind securities. As a result, the Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize ordinary income, or a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause the Fund’s ETF Class shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to their NAV. In effecting creations and redemptions in ETF Class shares in exchange for cash, the Fund may incur certain costs, including brokerage costs in connection with investing cash received and may recognize capital gains in connection with cash redemptions, unlike an ETF that effects creations and redemptions only in-kind. In addition, costs could be imposed on the Fund which would have the effect of decreasing the Fund’s NAV to the extent the costs are not offset by a transaction fee payable by an Authorized Participant.

•
National Closed Market Trading Risk.   To the extent that the underlying securities or other instruments held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s ETF Class shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s underlying securities or other instruments trade on that closed foreign market or when the foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the NAV of the Fund’s ETF Class shares that may be greater than those experienced by other ETFs.

GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors can affect this value, and you may lose money by investing in the Fund.
GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk – Fixed Income –  The market price of a fixed income investment can decline due to market-related factors, including rising interest or inflation rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market prices of emerging country sovereign and quasi-sovereign debt investments can decline due to uncertainty about their credit quality and the reliability of their payment streams.

GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund | Management and Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management and Operational Risk –  The Fund runs the risk that GMO’s investment techniques will fail to produce intended results. The Fund also runs the risk that GMO’s assessment of an investment, including a security’s fundamental fair (or intrinsic) value, is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund | Non-U.S. Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-U.S. Investment Risk –  The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, non-U.S. securities issuers often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund is subject to taxation by countries other than the United States, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. The risks above (such as substantial price fluctuations and market instability, illiquidity and lack of regulation) and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of issuers tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or commodities and often are more volatile than the economies of developed countries.

GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund | Derivatives and Short Sales Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives and Short Sales Risk –  The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, leveraging risk, commodities risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. The Fund typically creates short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. Specifically, the net asset value of the Fund’s shares will be adversely affected if the securities or other assets that are the subject of the Fund’s short exposures appreciate in value. The risk of loss associated with derivatives that provide short investment exposure and short sales of securities is theoretically unlimited.

GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment (including a sovereign or quasi-sovereign debt issuer) or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner or at all. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such a failure. Below investment grade investments (commonly referred to as high yield or “junk” bonds) have speculative characteristics and are subject to greater credit risk than other fixed income investments. Negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of below investment grade investments to make principal and interest payments than issuers of investment grade investments. In addition, investments in emerging country sovereign or quasi-sovereign debt are subject to a heightened risk that the issuer responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due, and the Fund may lack recourse against the issuer in the event of a default. Investments in quasi-sovereign debt also are subject to the risk that the issuer will default independently of its sovereign. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and are subject to substantial risks not normally associated with investments in higher quality securities, including adverse business, financial or economic conditions that lead to their issuers’ payment defaults and insolvency proceedings. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings during which the issuer might not make any interest or other payments, and the Fund may incur additional expenses in its effort to be repaid. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, the Fund may lose a substantial portion or all of its original investment or may be required to accept cash or instruments worth less than its original investment.

GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.
GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund | Illiquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Illiquidity Risk –  Low trading volume, lack of a market maker, large position size, or legal restrictions increase the risk that the Fund or an underlying fund is limited or prevented from selling particular securities or closing derivative positions at desirable prices at a particular time or at all.

GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leveraging Risk –  The use of derivatives, short sales and securities lending can create leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption and the value of the Fund’s assets declines between the time a redemption request is treated as being received by the Fund and the time the Fund liquidates assets to fund that redemption

GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk –  The Fund runs the risk that the counterparty to a derivatives contract or a clearing member used by the Fund to hold a cleared derivatives contract is unable or unwilling to make timely settlement payments, return the Fund’s collateral or otherwise honor its obligations.

GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund | Market Disruption and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Disruption and Geopolitical Risk –  Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism, diplomatic tensions, dramatic changes in regulatory and/or foreign policy, cyberattacks, and rapid technological developments such as artificial intelligence) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund | Focused Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Focused Investment Risk –  Investments in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.

GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large Transactions Risk –  To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by (or caused by) that shareholder or group will require the Fund to sell investments at disadvantageous prices, disrupt the Fund’s operations, lead to temporary overexposure to the Fund’s intended investment program or force the Fund’s liquidation. The Fund also may be subject to these effects when a number of shareholders collectively redeem or sell a large amount of Fund shares.

GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Risks –  The Fund’s ETF Class operates as an ETF and, as a result of this structure, ETF Class shares are exposed to the following risks:

•
Costs of Buying or Selling Shares Risk.   Due to the costs of buying or selling the Fund’s ETF Class shares, including brokerage commissions imposed by brokers and the variance in bid-ask spreads, frequent trading of ETF Class shares may significantly reduce investment results and an investment in ETF Class shares may not be advisable for investors who anticipate regularly making small investments.

•
Limited Authorized Participants, Market Makers and Liquidity Providers Risk.   Because the Fund’s ETF Class operates as an ETF, typically only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares ETF Class shares directly from the Fund. Retail investors cannot transact in ETF Class shares directly with the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in ETF Class shares, there may be demand for ETF Class shares, thereby increasing the market price above net asset value (“NAV”), or lack of demand, which may decrease the market price below NAV, or in stressed market conditions, the market for ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. As a result of these considerations, ETF Class shares may trade at a material premium or discount to their NAV or these factors may, in turn, lead to wider spreads between the bid and ask price of ETF Class shares. In addition, the ETF Class shares may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•
Trading Risk.   The Fund’s ETF Class shares may trade on the NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. In stressed market conditions, the market for ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may increase the variance between the market price of the ETF Class shares and the value of the Fund’s underlying holdings attributable to ETF Class shares. This can be reflected as a spread between the bid and ask prices for the ETF Class shares quoted during the day or a premium or discount in the closing price from their NAV. In addition, although the Fund’s ETF Class shares are currently listed on the Exchange, there can be no assurance that an active trading market for ETF Class shares will develop or be maintained. Trading in ETF Class shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in ETF Class shares of the Fund inadvisable.

•
Cash Transactions Risk.   The Fund may effect some of its creations and redemptions of ETF Class shares for cash, rather than in-kind securities. As a result, the Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize ordinary income, or a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause the Fund’s ETF Class shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to their NAV. In effecting creations and redemptions in ETF Class shares in exchange for cash, the Fund may incur certain costs, including brokerage costs in connection with investing cash received and may recognize capital gains in connection with cash redemptions, unlike an ETF that effects creations and redemptions only in-kind. In addition, costs could be imposed on the Fund which would have the effect of decreasing the Fund’s NAV to the extent the costs are not offset by a transaction fee payable by an Authorized Participant.

•
National Closed Market Trading Risk.   To the extent that the underlying securities or other instruments held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s ETF Class shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s underlying securities or other instruments trade on that closed foreign market or when the foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the NAV of the Fund’s ETF Class shares that may be greater than those experienced by other ETFs.

GMO High Yield Fund | GMO High Yield Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors can affect this value, and you may lose money by investing in the Fund.
GMO High Yield Fund | GMO High Yield Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
GMO High Yield Fund | GMO High Yield Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk – Fixed Income – The market price of a fixed income investment can decline due to market-related factors, including rising interest or inflation rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

GMO High Yield Fund | GMO High Yield Fund | Management and Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce intended results. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO’s assessment of an investment, including a security’s fundamental fair (or intrinsic) value, is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

GMO High Yield Fund | GMO High Yield Fund | Non-U.S. Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, non-U.S. securities issuers often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund is subject to taxation by countries other than the United States, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. The risks above (such as substantial price fluctuations and market instability, illiquidity and lack of regulation) and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of issuers tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or commodities and often are more volatile than the economies of developed countries.

GMO High Yield Fund | GMO High Yield Fund | Derivatives and Short Sales Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, leveraging risk, commodities risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. The Fund typically creates short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. Specifically, the net asset value of the Fund’s shares will be adversely affected if the securities or other assets that are the subject of the Fund’s short exposures appreciate in value. The risk of loss associated with derivatives that provide short investment exposure and short sales of securities is theoretically unlimited.

GMO High Yield Fund | GMO High Yield Fund | Futures Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Futures Contracts Risk – The loss to the Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund’s net asset value. A liquid market may not exist for any particular futures contract at any particular time, and the Fund may be unable when it wishes to terminate its exposure under that contract. When the Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are subject to the hedge. In addition, the Fund may be unable to recover or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. futures contracts.

GMO High Yield Fund | GMO High Yield Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment (including a sovereign or quasi-sovereign debt issuer) or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner or at all. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such a failure. Below investment grade investments (commonly referred to as high yield or “junk” bonds) have speculative characteristics and are subject to greater credit risk than other fixed income investments. Negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of below investment grade investments to make principal and interest payments than issuers of investment grade investments. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and are subject to substantial risks not normally associated with investments in higher quality securities, including adverse business, financial or economic conditions that lead to their issuers’ payment defaults and insolvency proceedings. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings during which the issuer might not make any interest or other payments, and the Fund may incur additional expenses in its effort to be repaid. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, the Fund may lose a substantial portion or all of its original investment or may be required to accept cash or instruments worth less than its original investment.

GMO High Yield Fund | GMO High Yield Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.
GMO High Yield Fund | GMO High Yield Fund | Fund of Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected.

GMO High Yield Fund | GMO High Yield Fund | Illiquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions increase the risk that the Fund or an underlying fund is limited or prevented from selling particular securities or closing derivative positions at desirable prices at a particular time or at all.

GMO High Yield Fund | GMO High Yield Fund | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leveraging Risk – The use of derivatives, short sales and securities lending can create leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption and the value of the Fund’s assets declines between the time a redemption request is treated as being received by the Fund and the time the Fund liquidates assets to fund that redemption.

GMO High Yield Fund | GMO High Yield Fund | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract or a clearing member used by the Fund to hold a cleared derivatives contract is unable or unwilling to make timely settlement payments, return the Fund’s collateral or otherwise honor its obligations.

GMO High Yield Fund | GMO High Yield Fund | Market Disruption and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Disruption and Geopolitical Risk –  Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism, diplomatic tensions, dramatic changes in regulatory and/or foreign policy, cyberattacks, and rapid technological developments such as artificial intelligence) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

GMO High Yield Fund | GMO High Yield Fund | Focused Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Focused Investment Risk – Investments in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.

GMO High Yield Fund | GMO High Yield Fund | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large Transactions Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by (or caused by) that shareholder or group will require the Fund to sell investments at disadvantageous prices, disrupt the Fund’s operations, lead to temporary overexposure to the Fund’s intended investment program or force the Fund’s liquidation. The Fund also may be subject to these effects when a number of shareholders collectively redeem or sell a large amount of Fund shares.

GMO High Yield Fund | GMO High Yield Fund | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Risks – The Fund’s ETF Class operates as an ETF and, as a result of this structure, ETF Class shares are exposed to the following risks:

•
Costs of Buying or Selling Shares Risk.   Due to the costs of buying or selling the Fund’s ETF Class shares, including brokerage commissions imposed by brokers and the variance in bid-ask spreads, frequent trading of ETF Class shares may significantly reduce investment results and an investment in ETF Class shares may not be advisable for investors who anticipate regularly making small investments.

•
Limited Authorized Participants, Market Makers and Liquidity Providers Risk.   Because the Fund’s ETF Class operates as an ETF, typically only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares ETF Class shares directly from the Fund. Retail investors cannot transact in ETF Class shares directly with the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in ETF Class shares, there may be demand for ETF Class shares, thereby increasing the market price above net asset value (“NAV”), or lack of demand, which may decrease the market price below NAV, or in stressed market conditions, the market for ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. As a result of these considerations, ETF Class shares may trade at a material premium or discount to their NAV or these factors may, in turn, lead to wider spreads between the bid and ask price of ETF Class shares. In addition, the ETF Class shares may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•
Trading Risk.   The Fund’s ETF Class shares may trade on the NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. In stressed market conditions, the market for ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may increase the variance between the market price of the ETF Class shares and the value of the Fund’s underlying holdings attributable to ETF Class shares. This can be reflected as a spread between the bid and ask prices for the ETF Class shares quoted during the day or a premium or discount in the closing price from their NAV. In addition, although the Fund’s ETF Class shares are currently listed on the Exchange, there can be no assurance that an active trading market for ETF Class shares will develop or be maintained. Trading in ETF Class shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in ETF Class shares of the Fund inadvisable.

•
Cash Transactions Risk.   The Fund may effect some of its creations and redemptions of ETF Class shares for cash, rather than in-kind securities. As a result, the Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize ordinary income, or a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause the Fund’s ETF Class shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to their NAV. In effecting creations and redemptions in ETF Class shares in exchange for cash, the Fund may incur certain costs, including brokerage costs in connection with investing cash received and may recognize capital gains in connection with cash redemptions, unlike an ETF that effects creations and redemptions only in-kind. In addition, costs could be imposed on the Fund which would have the effect of decreasing the Fund’s NAV to the extent the costs are not offset by a transaction fee payable by an Authorized Participant.

•
National Closed Market Trading Risk.   To the extent that the underlying securities or other instruments held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s ETF Class shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s underlying securities or other instruments trade on that closed foreign market or when the foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the NAV of the Fund’s ETF Class shares that may be greater than those experienced by other ETFs.

GMO Multi-Asset Credit Fund | GMO Multi-Asset Credit Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors can affect this value, and you may lose money by investing in the Fund.
GMO Multi-Asset Credit Fund | GMO Multi-Asset Credit Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
GMO Multi-Asset Credit Fund | GMO Multi-Asset Credit Fund | Management and Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce intended results. The Fund also runs the risk that GMO’s assessment of an investment, including a security’s fundamental fair (or intrinsic) value, is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value.

GMO Multi-Asset Credit Fund | GMO Multi-Asset Credit Fund | Non-U.S. Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, non-U.S. securities issuers often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund is subject to taxation by countries other than the United States, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. The risks above (such as substantial price fluctuations and market instability, illiquidity and lack of regulation) and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of issuers tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or commodities and often are more volatile than the economies of developed countries.

GMO Multi-Asset Credit Fund | GMO Multi-Asset Credit Fund | Market Risk – Fixed Income [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk – Fixed Income – The market price of a fixed income investment can decline due to market-related factors, including rising interest or inflation rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market prices of emerging country sovereign and quasi-sovereign debt investments can decline due to uncertainty about their credit quality and the reliability of their payment streams.

GMO Multi-Asset Credit Fund | GMO Multi-Asset Credit Fund | Derivatives and Short Sales Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, leveraging risk, commodities risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. The Fund typically creates short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. Specifically, the net asset value of the Fund’s shares will be adversely affected if the securities or other assets that are the subject of the Fund’s short exposures appreciate in value. The risk of loss associated with derivatives that provide short investment exposure and short sales of securities is theoretically unlimited.

GMO Multi-Asset Credit Fund | GMO Multi-Asset Credit Fund | Smaller Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

GMO Multi-Asset Credit Fund | GMO Multi-Asset Credit Fund | Futures Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Futures Contracts Risk – The loss to the Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund’s net asset value. A liquid market may not exist for any particular futures contract at any particular time, and the Fund may be unable when it wishes to terminate its exposure under that contract. When the Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are subject to the hedge. In addition, the Fund may be unable to recover or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. futures contracts.

GMO Multi-Asset Credit Fund | GMO Multi-Asset Credit Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment (including a sovereign or quasi-sovereign debt issuer) or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner or at all. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such a failure. Below investment grade investments (commonly referred to as high yield or “junk” bonds) have speculative characteristics and are subject to greater credit risk than other fixed income investments. Negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of below investment grade investments to make principal and interest payments than issuers of investment grade investments. In addition, investments in emerging country sovereign or quasi-sovereign debt are subject to a heightened risk that the issuer responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due, and the Fund may lack recourse against the issuer in the event of a default. Investments in quasi-sovereign debt also are subject to the risk that the issuer will default independently of its sovereign. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and are subject to substantial risks not normally associated with investments in higher quality securities, including adverse business, financial or economic conditions that lead to their issuers’ payment defaults and insolvency proceedings. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings during which the issuer might not make any interest or other payments, and the Fund may incur additional expenses in its effort to be repaid. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, the Fund may lose a substantial portion or all of its original investment or may be required to accept cash or instruments worth less than its original investment.

GMO Multi-Asset Credit Fund | GMO Multi-Asset Credit Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.
GMO Multi-Asset Credit Fund | GMO Multi-Asset Credit Fund | Fund of Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected.

GMO Multi-Asset Credit Fund | GMO Multi-Asset Credit Fund | Illiquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions increase the risk that the Fund or an underlying fund is limited or prevented from selling particular securities or closing derivative positions at desirable prices at a particular time or at all.

GMO Multi-Asset Credit Fund | GMO Multi-Asset Credit Fund | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leveraging Risk – The use of derivatives, short sales and securities lending can create leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption and the value of the Fund’s assets declines between the time a redemption request is treated as being received by the Fund and the time the Fund liquidates assets to fund that redemption.

GMO Multi-Asset Credit Fund | GMO Multi-Asset Credit Fund | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract or a clearing member used by the Fund to hold a cleared derivatives contract is unable or unwilling to make timely settlement payments, return the Fund’s collateral or otherwise honor its obligations.

GMO Multi-Asset Credit Fund | GMO Multi-Asset Credit Fund | Market Disruption and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism, diplomatic tensions, dramatic changes in regulatory and/or foreign policy, cyberattacks, and rapid technological developments such as artificial intelligence) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

GMO Multi-Asset Credit Fund | GMO Multi-Asset Credit Fund | Market Risk – Asset-Backed Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk – Asset-Backed Securities – The market price of asset-backed securities, like that of other fixed income investments, can decline for a variety of reasons, including increases in interest rates. In addition, the market price can decrease due to a reduction in or decrease in the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, and creditworthiness of any credit-support provider), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive when the Fund purchased the asset-backed security. The liquidity of asset-backed securities (particularly below investment grade asset-backed securities) may change over time. During periods of deteriorating economic conditions, such as recessions, or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, for asset-backed securities whose underlying assets consist of loans, sales contracts, receivables and other obligations.

GMO Multi-Asset Credit Fund | GMO Multi-Asset Credit Fund | Focused Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Focused Investment Risk – Investments in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.

GMO Multi-Asset Credit Fund | GMO Multi-Asset Credit Fund | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large Transactions Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by (or caused by) that shareholder or group will require the Fund to sell investments at disadvantageous prices, disrupt the Fund’s operations, lead to temporary overexposure to the Fund’s intended investment program or force the Fund’s liquidation. The Fund also may be subject to these effects when a number of shareholders collectively redeem or sell a large amount of Fund shares.

GMO Multi-Asset Credit Fund | GMO Multi-Asset Credit Fund | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Risks – The Fund’s ETF Class operates as an ETF and, as a result of this structure, ETF Class shares are exposed to the following risks:

•
Costs of Buying or Selling Shares Risk.   Due to the costs of buying or selling the Fund’s ETF Class shares, including brokerage commissions imposed by brokers and the variance in bid-ask spreads, frequent trading of ETF Class shares may significantly reduce investment results and an investment in ETF Class shares may not be advisable for investors who anticipate regularly making small investments.

•
Limited Authorized Participants, Market Makers and Liquidity Providers Risk.   Because the Fund’s ETF Class operates as an ETF, typically only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares ETF Class shares directly from the Fund. Retail investors cannot transact in ETF Class shares directly with the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in ETF Class shares, there may be demand for ETF Class shares, thereby increasing the market price above net asset value (“NAV”), or lack of demand, which may decrease the market price below NAV, or in stressed market conditions, the market for ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. As a result of these considerations, ETF Class shares may trade at a material premium or discount to their NAV or these factors may, in turn, lead to wider spreads between the bid and ask price of ETF Class shares. In addition, the ETF Class shares may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•
Trading Risk.   The Fund’s ETF Class shares may trade on the NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. In stressed market conditions, the market for ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may increase the variance between the market price of the ETF Class shares and the value of the Fund’s underlying holdings attributable to ETF Class shares. This can be reflected as a spread between the bid and ask prices for the ETF Class shares quoted during the day or a premium or discount in the closing price from their NAV. In addition, although the Fund’s ETF Class shares are currently listed on the Exchange, there can be no assurance that an active trading market for ETF Class shares will develop or be maintained. Trading in ETF Class shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in ETF Class shares of the Fund inadvisable.

•
Cash Transactions Risk.   The Fund may effect some of its creations and redemptions of ETF Class shares for cash, rather than in-kind securities. As a result, the Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize ordinary income, or a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause the Fund’s ETF Class shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to their NAV. In effecting creations and redemptions in ETF Class shares in exchange for cash, the Fund may incur certain costs, including brokerage costs in connection with investing cash received and may recognize capital gains in connection with cash redemptions, unlike an ETF that effects creations and redemptions only in-kind. In addition, costs could be imposed on the Fund which would have the effect of decreasing the Fund’s NAV to the extent the costs are not offset by a transaction fee payable by an Authorized Participant.

•
National Closed Market Trading Risk.   To the extent that the underlying securities or other instruments held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s ETF Class shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s underlying securities or other instruments trade on that closed foreign market or when the foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the NAV of the Fund’s ETF Class shares that may be greater than those experienced by other ETFs.

GMO Opportunistic Income Fund | GMO Opportunistic Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors can affect this value, and you may lose money by investing in the Fund.
GMO Opportunistic Income Fund | GMO Opportunistic Income Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
GMO Opportunistic Income Fund | GMO Opportunistic Income Fund | Management and Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce intended results. The Fund also runs the risk that GMO’s assessment of an investment, including a security’s fundamental fair (or intrinsic) value, is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

GMO Opportunistic Income Fund | GMO Opportunistic Income Fund | Non-U.S. Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, non-U.S. securities issuers often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund is subject to taxation by countries other than the United States, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. The risks above (such as substantial price fluctuations and market instability, illiquidity and lack of regulation) and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of issuers tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or commodities and often are more volatile than the economies of developed countries.

GMO Opportunistic Income Fund | GMO Opportunistic Income Fund | Market Risk – Fixed Income [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk – Fixed Income – The market price of a fixed income investment can decline due to market-related factors, including rising interest or inflation rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

GMO Opportunistic Income Fund | GMO Opportunistic Income Fund | Derivatives and Short Sales Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, leveraging risk, commodities risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. The Fund typically creates short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. Specifically, the net asset value of the Fund’s shares will be adversely affected if the securities or other assets that are the subject of the Fund’s short exposures appreciate in value. The risk of loss associated with derivatives that provide short investment exposure and short sales of securities is theoretically unlimited.

GMO Opportunistic Income Fund | GMO Opportunistic Income Fund | Smaller Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

GMO Opportunistic Income Fund | GMO Opportunistic Income Fund | Futures Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Futures Contracts Risk – The loss to the Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund’s net asset value. A liquid market may not exist for any particular futures contract at any particular time, and the Fund may be unable when it wishes to terminate its exposure under that contract. When the Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are subject to the hedge. In addition, the Fund may be unable to recover or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. futures contracts.

GMO Opportunistic Income Fund | GMO Opportunistic Income Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment (including a sovereign or quasi-sovereign debt issuer) or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner or at all. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such a failure. Below investment grade investments (commonly referred to as high yield or “junk” bonds) have speculative characteristics and are subject to greater credit risk than other fixed income investments. Negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of below investment grade investments to make principal and interest payments than issuers of investment grade investments. In addition, investments in emerging country sovereign or quasi-sovereign debt are subject to a heightened risk that the issuer responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due, and the Fund may lack recourse against the issuer in the event of a default. Investments in quasi-sovereign debt also are subject to the risk that the issuer will default independently of its sovereign. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and are subject to substantial risks not normally associated with investments in higher quality securities, including adverse business, financial or economic conditions that lead to their issuers’ payment defaults and insolvency proceedings. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings during which the issuer might not make any interest or other payments, and the Fund may incur additional expenses in its effort to be repaid. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, the Fund may lose a substantial portion or all of its original investment or may be required to accept cash or instruments worth less than its original investment.

GMO Opportunistic Income Fund | GMO Opportunistic Income Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.
GMO Opportunistic Income Fund | GMO Opportunistic Income Fund | Illiquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions increase the risk that the Fund or an underlying fund is limited or prevented from selling particular securities or closing derivative positions at desirable prices at a particular time or at all.

GMO Opportunistic Income Fund | GMO Opportunistic Income Fund | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leveraging Risk – The use of derivatives, short sales and securities lending can create leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption and the value of the Fund’s assets declines between the time a redemption request is treated as being received by the Fund and the time the Fund liquidates assets to fund that redemption.

GMO Opportunistic Income Fund | GMO Opportunistic Income Fund | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract or a clearing member used by the Fund to hold a cleared derivatives contract is unable or unwilling to make timely settlement payments, return the Fund’s collateral or otherwise honor its obligations.

GMO Opportunistic Income Fund | GMO Opportunistic Income Fund | Market Disruption and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism, diplomatic tensions, dramatic changes in regulatory and/or foreign policy, cyberattacks, and rapid technological developments such as artificial intelligence) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

GMO Opportunistic Income Fund | GMO Opportunistic Income Fund | Market Risk – Asset-Backed Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk – Asset-Backed Securities – The market price of asset-backed securities, like that of other fixed income investments, can decline for a variety of reasons, including increases in interest rates. In addition, the market price can decrease due to a reduction in or decrease in the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, and creditworthiness of any credit-support provider), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive when the Fund purchased the asset-backed security. The liquidity of asset-backed securities (particularly below investment grade asset-backed securities) may change over time. During periods of deteriorating economic conditions, such as recessions, or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, for asset-backed securities whose underlying assets consist of loans, sales contracts, receivables and other obligations.

GMO Opportunistic Income Fund | GMO Opportunistic Income Fund | Focused Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Focused Investment Risk – Investments in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated, such as the Fund’s investments in non-U.S. government bonds and asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans, and home equity loans), are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.

GMO Opportunistic Income Fund | GMO Opportunistic Income Fund | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large Transactions Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by (or caused by) that shareholder or group will require the Fund to sell investments at disadvantageous prices, disrupt the Fund’s operations, lead to temporary overexposure to the Fund’s intended investment program or force the Fund’s liquidation. The Fund also may be subject to these effects when a number of shareholders collectively redeem or sell a large amount of Fund shares.

GMO Opportunistic Income Fund | GMO Opportunistic Income Fund | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Risks – The Fund’s ETF Class operates as an ETF and, as a result of this structure, ETF Class shares are exposed to the following risks:

•
Costs of Buying or Selling Shares Risk.   Due to the costs of buying or selling the Fund’s ETF Class shares, including brokerage commissions imposed by brokers and the variance in bid-ask spreads, frequent trading of ETF Class shares may significantly reduce investment results and an investment in ETF Class shares may not be advisable for investors who anticipate regularly making small investments.

•
Limited Authorized Participants, Market Makers and Liquidity Providers Risk.   Because the Fund’s ETF Class operates as an ETF, typically only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares ETF Class shares directly from the Fund. Retail investors cannot transact in ETF Class shares directly with the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in ETF Class shares, there may be demand for ETF Class shares, thereby increasing the market price above net asset value (“NAV”), or lack of demand, which may decrease the market price below NAV, or in stressed market conditions, the market for ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. As a result of these considerations, ETF Class shares may trade at a material premium or discount to their NAV or these factors may, in turn, lead to wider spreads between the bid and ask price of ETF Class shares. In addition, the ETF Class shares may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•
Trading Risk.   The Fund’s ETF Class shares may trade on the NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. In stressed market conditions, the market for ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may increase the variance between the market price of the ETF Class shares and the value of the Fund’s underlying holdings attributable to ETF Class shares. This can be reflected as a spread between the bid and ask prices for the ETF Class shares quoted during the day or a premium or discount in the closing price from their NAV. In addition, although the Fund’s ETF Class shares are currently listed on the Exchange, there can be no assurance that an active trading market for ETF Class shares will develop or be maintained. Trading in ETF Class shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in ETF Class shares of the Fund inadvisable.
•
Cash Transactions Risk.   The Fund may effect some of its creations and redemptions of ETF Class shares for cash, rather than in-kind securities. As a result, the Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize ordinary income, or a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause the Fund’s ETF Class shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to their NAV. In effecting creations and redemptions in ETF Class shares in exchange for cash, the Fund may incur certain costs, including brokerage costs in connection with investing cash received and may recognize capital gains in connection with cash redemptions, unlike an ETF that effects creations and redemptions only in-kind. In addition, costs could be imposed on the Fund which would have the effect of decreasing the Fund’s NAV to the extent the costs are not offset by a transaction fee payable by an Authorized Participant.

•
National Closed Market Trading Risk.   To the extent that the underlying securities or other instruments held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s ETF Class shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s underlying securities or other instruments trade on that closed foreign market or when the foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the NAV of the Fund’s ETF Class shares that may be greater than those experienced by other ETFs.

GMO Alternative Allocation Fund | GMO Alternative Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors can affect this value, and you may lose money by investing in the Fund.
GMO Alternative Allocation Fund | GMO Alternative Allocation Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
GMO Alternative Allocation Fund | GMO Alternative Allocation Fund | Management and Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce intended results, including the annualized returns and volatility referenced above. Even if the Fund achieves those returns or that volatility over a market cycle, it may experience shorter periods of significantly lower returns or higher volatility, or both. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO’s assessment of an investment, including a security’s fundamental fair (or intrinsic) value, is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

GMO Alternative Allocation Fund | GMO Alternative Allocation Fund | Market Risk – Equities [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk – Equities – The market price of an equity in the Fund’s portfolio may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline (for example, if GMO’s assessment proves to be incorrect or the market fails to recognize the equity’s intrinsic value). The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares. When the Fund writes put options on a stock index, the value of those options will decline when the value of that index declines. The value of an index depends on the value of the equity securities in the index. Also, the Fund’s investment strategy of writing put options on stock indices can be expected to cause that strategy to underperform relative to those indices when the value of those indices rises sharply.

GMO Alternative Allocation Fund | GMO Alternative Allocation Fund | Non-U.S. Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, non-U.S. securities issuers often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund is subject to taxation by countries other than the United States, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. The risks above (such as substantial price fluctuations and market instability, illiquidity and lack of regulation) and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of issuers tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or commodities and often are more volatile than the economies of developed countries.

GMO Alternative Allocation Fund | GMO Alternative Allocation Fund | Market Risk – Fixed Income [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk – Fixed Income – The market price of a fixed income investment can decline due to market-related factors, including rising interest or inflation rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

GMO Alternative Allocation Fund | GMO Alternative Allocation Fund | Derivatives and Short Sales Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, leveraging risk, commodities risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. The Fund typically creates short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. Specifically, the net asset value of the Fund’s shares will be adversely affected if the securities or other assets that are the subject of the Fund’s short exposures appreciate in value. The risk of loss associated with derivatives that provide short investment exposure and short sales of securities is theoretically unlimited.

GMO Alternative Allocation Fund | GMO Alternative Allocation Fund | Smaller Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

GMO Alternative Allocation Fund | GMO Alternative Allocation Fund | Futures Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Futures Contracts Risk – The loss to the Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund’s net asset value. A liquid market may not exist for any particular futures contract at any particular time, and the Fund may be unable when it wishes to terminate its exposure under that contract. When the Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are subject to the hedge. In addition, the Fund may be unable to recover or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. futures contracts.

GMO Alternative Allocation Fund | GMO Alternative Allocation Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment (including a sovereign or quasi-sovereign debt issuer) or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner or at all. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such a failure. Below investment grade investments (commonly referred to as high yield or “junk” bonds) have speculative characteristics and are subject to greater credit risk than other fixed income investments. Negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of below investment grade investments to make principal and interest payments than issuers of investment grade investments. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and are subject to substantial risks not normally associated with investments in higher quality securities, including adverse business, financial or economic conditions that lead to their issuers’ payment defaults and insolvency proceedings. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings during which the issuer might not make any interest or other payments, and the Fund may incur additional expenses in its effort to be repaid. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, the Fund may lose a substantial portion or all of its original investment or may be required to accept cash or instruments worth less than its original investment.

GMO Alternative Allocation Fund | GMO Alternative Allocation Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.
GMO Alternative Allocation Fund | GMO Alternative Allocation Fund | Fund of Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in its wholly-owned subsidiary and the underlying funds in which it invests, including the risk that its wholly-owned subsidiary and those underlying funds will not perform as expected.

GMO Alternative Allocation Fund | GMO Alternative Allocation Fund | Commodities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Commodities Risk – Commodity prices can be extremely volatile, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate significantly.
GMO Alternative Allocation Fund | GMO Alternative Allocation Fund | Event-Driven Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Event-Driven Risk – If the Fund purchases securities in anticipation of a proposed merger, acquisition, exchange offer, tender offer, or other similar transaction and that transaction later appears likely to be delayed or unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of event-driven strategies (such as merger arbitrage) typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. Event-driven strategies are subject to the risk of overall market movements, and the Fund may experience losses even if a transaction is consummated.

GMO Alternative Allocation Fund | GMO Alternative Allocation Fund | Illiquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions increase the risk that the Fund or an underlying fund is limited or prevented from selling particular securities or closing derivative positions at desirable prices at a particular time or at all.

GMO Alternative Allocation Fund | GMO Alternative Allocation Fund | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leveraging Risk – The use of derivatives, short sales and securities lending can create leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption and the value of the Fund’s assets declines between the time a redemption request is treated as being received by the Fund and the time the Fund liquidates assets to fund that redemption.

GMO Alternative Allocation Fund | GMO Alternative Allocation Fund | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract or a clearing member used by the Fund to hold a cleared derivatives contract is unable or unwilling to make timely settlement payments, return the Fund’s collateral or otherwise honor its obligations.

GMO Alternative Allocation Fund | GMO Alternative Allocation Fund | Market Disruption and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism, diplomatic tensions, dramatic changes in regulatory and/or foreign policy, cyberattacks, and rapid technological developments such as artificial intelligence) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

GMO Alternative Allocation Fund | GMO Alternative Allocation Fund | Focused Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Focused Investment Risk – Investments in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.

GMO Alternative Allocation Fund | GMO Alternative Allocation Fund | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large Transactions Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by (or caused by) that shareholder or group will require the Fund to sell investments at disadvantageous prices, disrupt the Fund’s operations, lead to temporary overexposure to the Fund’s intended investment program or force the Fund’s liquidation. The Fund also may be subject to these effects when a number of shareholders collectively redeem or sell a large amount of Fund shares.

GMO Alternative Allocation Fund | GMO Alternative Allocation Fund | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Risks – The Fund’s ETF Class operates as an ETF and, as a result of this structure, ETF Class shares are exposed to the following risks:

•
Costs of Buying or Selling Shares Risk.   Due to the costs of buying or selling the Fund’s ETF Class shares, including brokerage commissions imposed by brokers and the variance in bid-ask spreads, frequent trading of ETF Class shares may significantly reduce investment results and an investment in ETF Class shares may not be advisable for investors who anticipate regularly making small investments.

•
Limited Authorized Participants, Market Makers and Liquidity Providers Risk.   Because the Fund’s ETF Class operates as an ETF, typically only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares ETF Class shares directly from the Fund. Retail investors cannot transact in ETF Class shares directly with the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in ETF Class shares, there may be demand for ETF Class shares, thereby increasing the market price above net asset value (“NAV”), or lack of demand, which may decrease the market price below NAV, or in stressed market conditions, the market for ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. As a result of these considerations, ETF Class shares may trade at a material premium or discount to their NAV or these factors may, in turn, lead to wider spreads between the bid and ask price of ETF Class shares. In addition, the ETF Class shares may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•
Trading Risk.   The Fund’s ETF Class shares may trade on the NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. In stressed market conditions, the market for ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may increase the variance between the market price of the ETF Class shares and the value of the Fund’s underlying holdings attributable to ETF Class shares. This can be reflected as a spread between the bid and ask prices for the ETF Class shares quoted during the day or a premium or discount in the closing price from their NAV. In addition, although the Fund’s ETF Class shares are currently listed on the Exchange, there can be no assurance that an active trading market for ETF Class shares will develop or be maintained. Trading in ETF Class shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in ETF Class shares of the Fund inadvisable.

•
Cash Transactions Risk.   The Fund may effect some of its creations and redemptions of ETF Class shares for cash, rather than in-kind securities. As a result, the Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize ordinary income, or a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause the Fund’s ETF Class shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to their NAV. In effecting creations and redemptions in ETF Class shares in exchange for cash, the Fund may incur certain costs, including brokerage costs in connection with investing cash received and may recognize capital gains in connection with cash redemptions, unlike an ETF that effects creations and redemptions only in-kind. In addition, costs could be imposed on the Fund which would have the effect of decreasing the Fund’s NAV to the extent the costs are not offset by a transaction fee payable by an Authorized Participant.

•
National Closed Market Trading Risk.   To the extent that the underlying securities or other instruments held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s ETF Class shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s underlying securities or other instruments trade on that closed foreign market or when the foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the NAV of the Fund’s ETF Class shares that may be greater than those experienced by other ETFs.

GMO U.S. Treasury Fund | GMO U.S. Treasury Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors can affect this value, and you may lose money by investing in the Fund.
GMO U.S. Treasury Fund | GMO U.S. Treasury Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
GMO U.S. Treasury Fund | GMO U.S. Treasury Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk – Fixed Income – The market price of a fixed income investment can decline due to market-related factors, including rising interest or inflation rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

GMO U.S. Treasury Fund | GMO U.S. Treasury Fund | Management and Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce intended results. The Fund also runs the risk that GMO’s assessment of an investment, including a security’s fundamental fair (or intrinsic) value, is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

GMO U.S. Treasury Fund | GMO U.S. Treasury Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk – Securities issued by the U.S. Treasury historically have presented minimal credit risk. However, events in 2011 led to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio.

GMO U.S. Treasury Fund | GMO U.S. Treasury Fund | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract or a clearing member used by the Fund to hold a cleared derivatives contract is unable or unwilling to make timely settlement payments, return the Fund’s collateral or otherwise honor its obligations.

GMO U.S. Treasury Fund | GMO U.S. Treasury Fund | Market Disruption and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism, diplomatic tensions, dramatic changes in regulatory and/or foreign policy, cyberattacks, and rapid technological developments such as artificial intelligence) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

GMO U.S. Treasury Fund | GMO U.S. Treasury Fund | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large Transactions Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by (or caused by) that shareholder or group w require the Fund to sell investments at disadvantageous prices, disrupt the Fund’s operations, lead to temporary overexposure to the Fund’s intended investment program or force the Fund’s liquidation. The Fund also may be subject to these effects when a number of shareholders collectively redeem or sell a large amount of Fund shares.

GMO U.S. Treasury Fund | GMO U.S. Treasury Fund | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Risks – The Fund’s ETF Class operates as an ETF and, as a result of this structure, ETF Class shares are exposed to the following risks:

•
Costs of Buying or Selling Shares Risk.   Due to the costs of buying or selling the Fund’s ETF Class shares, including brokerage commissions imposed by brokers and the variance in bid-ask spreads, frequent trading of ETF Class shares may significantly reduce investment results and an investment in ETF Class shares may not be advisable for investors who anticipate regularly making small investments.

•
Limited Authorized Participants, Market Makers and Liquidity Providers Risk.   Because the Fund’s ETF Class operates as an ETF, typically only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares ETF Class shares directly from the Fund. Retail investors cannot transact in ETF Class shares directly with the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in ETF Class shares, there may be demand for ETF Class shares, thereby increasing the market price above net asset value (“NAV”), or lack of demand, which may decrease the market price below NAV, or in stressed market conditions, the market for ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. As a result of these considerations, ETF Class shares may trade at a material premium or discount to their NAV or these factors may, in turn, lead to wider spreads between the bid and ask price of ETF Class shares. In addition, the ETF Class shares may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•
Trading Risk.   The Fund’s ETF Class shares may trade on the NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. In stressed market conditions, the market for ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may increase the variance between the market price of the ETF Class shares and the value of the Fund’s underlying holdings attributable to ETF Class shares. This can be reflected as a spread between the bid and ask prices for the ETF Class shares quoted during the day or a premium or discount in the closing price from their NAV. In addition, although the Fund’s ETF Class shares are currently listed on the Exchange, there can be no assurance that an active trading market for ETF Class shares will develop or be maintained. Trading in ETF Class shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in ETF Class shares of the Fund inadvisable.

•
Cash Transactions Risk.   The Fund may effect some of its creations and redemptions of ETF Class shares for cash, rather than in-kind securities. As a result, the Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize ordinary income, or a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause the Fund’s ETF Class shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to their NAV. In effecting creations and redemptions in ETF Class shares in exchange for cash, the Fund may incur certain costs, including brokerage costs in connection with investing cash received and may recognize capital gains in connection with cash redemptions, unlike an ETF that effects creations and redemptions only in-kind. In addition, costs could be imposed on the Fund which would have the effect of decreasing the Fund’s NAV to the extent the costs are not offset by a transaction fee payable by an Authorized Participant.

•
National Closed Market Trading Risk.   To the extent that the underlying securities or other instruments held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s ETF Class shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s underlying securities or other instruments trade on that closed foreign market or when the foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the NAV of the Fund’s ETF Class shares that may be greater than those experienced by other ETFs.